Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	DCM
Entity Registrant Name	NTT DOCOMO INC
Entity Central Index Key	0001166141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	41,467,601

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 493,674	¥ 522,078
Receivables held for sale	638,149
Credit card receivables	194,607	189,163
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,382,947	1,199,178
Less: Allowance for doubtful accounts	(16,843)	(23,550)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,366,104	1,175,628
Inventories	180,736	146,563
Deferred tax assets	70,784	76,858
Total current assets	2,236,502	2,358,261
Property, plant and equipment:
Wireless telecommunications equipment	5,151,686	5,700,951
Buildings and structures	882,165	867,553
Tools, furniture and fixtures	532,506	520,469
Land	200,382	199,802
Construction in progress	127,592	133,068
Sub-total	6,894,331	7,421,843
Accumulated depreciation and amortization	(4,334,047)	(4,885,546)
Total property, plant and equipment, net	2,560,284	2,536,297
Non-current investments and other assets:
Investments in affiliates	352,025	480,111
Marketable securities and other investments	371,569	128,389
Intangible assets, net	691,651	680,831
Goodwill	217,640	204,890
Other assets	560,139	255,747
Deferred tax assets	239,015	303,556
Total non-current investments and other assets	2,432,039	2,053,524
Total assets	7,228,825	6,948,082
Current liabilities:
Current portion of long-term debt	70,437	75,428
Short-term borrowings	12,307	733
Accrued payroll	55,961	55,917
Accrued interest	713	767
Accrued income taxes	135,418	150,327
Total current liabilities	1,130,860	1,154,003
Long-term liabilities:
Long-term debt (exclusive of current portion)	171,022	180,519
Accrued liabilities for point programs	140,855	173,136
Liability for employees' retirement benefits	171,221	160,107
Total long-term liabilities	628,300	685,308
Total liabilities	1,759,160	1,839,311
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2012 and 2013 Issued shares 43,650,000 shares at March 31, 2012 and 2013 Outstanding shares 41,467,601 shares at March 31, 2012 and 2013	949,680	949,680
Additional paid-in capital	732,609	732,592
Retained earnings	4,117,073	3,861,952
Accumulated other comprehensive income (loss)	5,381	(104,529)
Treasury stock 2,182,399 shares at March 31, 2012 and 2013	(377,168)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,427,575	5,062,527
Noncontrolling interests	42,090	46,244
Total equity	5,469,665	5,108,771
Commitments and contingencies
Total liabilities and equity	7,228,825	6,948,082
Third parties
Current assets:
Short-term investments	31,762	281,504
Accounts receivable	251,109	952,795
Other receivables	32,180	45,068
Prepaid expenses and other current assets	74,577	60,960
Non-current investments and other assets:
Other assets	302,533	236,763
Current liabilities:
Short-term borrowings	6,801	733
Accounts payable, trade	565,142	607,403
Other current liabilities	142,346	130,037
Long-term liabilities:
Other long-term liabilities	143,267	169,459
Related parties
Current assets:
Short-term investments	10,000	90,000
Accounts receivable	9,233	10,206
Other receivables	257,669	1,946
Prepaid expenses and other current assets	8,865	4,670
Non-current investments and other assets:
Other assets	257,606	18,984
Current liabilities:
Short-term borrowings	5,506
Accounts payable, trade	140,582	131,380
Other current liabilities	7,954	2,011
Long-term liabilities:
Other long-term liabilities	¥ 1,935	¥ 2,087

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Common stock, without a stated value
Common stock, Authorized shares	188,130,000	188,130,000
Common stock, Issued shares	43,650,000	43,650,000
Common stock, Outstanding shares	41,467,601	41,467,601
Treasury stock, shares	2,182,399	2,182,399

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Mobile communications services
Mobile communications services	¥ 3,168,478	¥ 3,326,493	¥ 3,354,634
Equipment sales
Equipment sales	758,093	498,889	477,404
Other operating revenues
Other Operating revenue	543,551	414,621	392,235
Total operating revenues	4,470,122	4,240,003	4,224,273
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	767,536	695,008	662,829
Depreciation and amortization	700,206	684,783	693,063
Selling, general and administrative
Total operating expenses	3,632,942	3,365,543	3,379,544
Operating income	837,180	874,460	844,729
Other income (expense):
Interest expense	(1,786)	(2,774)	(4,943)
Interest income	1,587	1,376	1,326
Other, net	4,677	3,896	(5,774)
Total other income (expense)	4,478	2,498	(9,391)
Income before income taxes and equity in net income (losses) of affiliates	841,658	876,958	835,338
Income taxes:
Current	304,557	339,866	355,734
Deferred	33,014	62,668	(17,897)
Total income taxes	337,571	402,534	337,837
Income before equity in net income (losses) of affiliates	504,087	474,424	497,501
Equity in net income (losses) of affiliates, net of applicable taxes	(18,767)	(13,472)	(5,508)
Net income	485,320	460,952	491,993
Less: Net (income) loss attributable to noncontrolling interests	10,313	2,960	(1,508)
Net income attributable to NTT DOCOMO, INC.	495,633	463,912	490,485
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,467,601	41,467,601	41,576,859
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,952.29	¥ 11,187.34	¥ 11,797.07
Third parties
Mobile communications services
Mobile communications services	3,147,531	3,302,545	3,325,349
Equipment sales
Equipment sales	754,521	496,556	474,506
Other operating revenues
Other Operating revenue	508,609	396,034	377,309
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	782,352	673,383	678,666
Selling, general and administrative
Selling, general and administrative	940,015	965,816	1,012,267
Related parties
Mobile communications services
Mobile communications services	20,947	23,948	29,285
Equipment sales
Equipment sales	3,572	2,333	2,898
Other operating revenues
Other Operating revenue	34,942	18,587	14,926
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	221,145	220,560	217,836
Selling, general and administrative
Selling, general and administrative	¥ 221,688	¥ 125,993	¥ 114,883

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 485,320	¥ 460,952	¥ 491,993
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	69,505	1,901	(12,297)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	6,109	1,994	7,003
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	45	(2)	4
Foreign currency translation adjustment, net of applicable taxes	38,969	(32,082)	(28,258)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	155	3,084	356
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(5,169)	(2,746)	(6,367)
Prior service cost arising during period, net		(72)	48
Less: Amortization of prior service cost	(1,458)	(1,347)	(1,346)
Less: Amortization of actuarial gains and losses	1,805	1,606	1,144
Less: Amortization of transition obligation	80	76	88
Total other comprehensive income (loss)	110,041	(27,588)	(39,625)
Comprehensive income	595,361	433,364	452,368
Less: Comprehensive (income) loss attributable to noncontrolling interests	10,182	2,974	(1,459)
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 605,543	¥ 436,338	¥ 450,909

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2010	¥ 4,662,446	¥ 949,680	¥ 757,109	¥ 3,347,830	¥ (37,379)	¥ (381,363)	¥ 4,635,877	¥ 26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(24,195)		(24,195)			24,195
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Unrealized gains (losses) on cash flow hedges	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	4,877,594	949,680	732,914	3,621,965	(76,955)	(377,168)	4,850,436	27,158
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(223,925)			(223,925)			(223,925)
Cash distributions to noncontrolling interests	(1,280)							(1,280)
Acquisition of new subsidiaries	1,746							1,746
Contributions from noncontrolling interests	21,333		(322)				(322)	21,655
Others	(61)							(61)
Comprehensive income
Net income	460,952			463,912			463,912	(2,960)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	3,895				3,895		3,895	0
Unrealized gains (losses) on cash flow hedges	(2)				(2)		(2)
Foreign currency translation adjustment	(28,998)				(28,984)		(28,984)	(14)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,746)				(2,746)		(2,746)	0
Prior service cost arising during period, net	(72)				(72)		(72)
Less: Amortization of prior service cost	(1,347)				(1,347)		(1,347)
Less: Amortization of actuarial gains and losses	1,606				1,606		1,606
Less: Amortization of transition obligation	76				76		76
Ending Balance at Mar. 31, 2012	5,108,771	949,680	732,592	3,861,952	(104,529)	(377,168)	5,062,527	46,244
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(240,512)			(240,512)			(240,512)
Cash distributions to noncontrolling interests	(4)							(4)
Acquisition of new subsidiaries	6,957							6,957
Changes in interest in subsidiaries	(1,028)		17				17	(1,045)
Others	120							120
Comprehensive income
Net income	485,320			495,633			495,633	(10,313)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	75,614				75,611		75,611	3
Unrealized gains (losses) on cash flow hedges	45				45		45
Foreign currency translation adjustment	39,124				38,994		38,994	130
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(5,169)				(5,167)		(5,167)	(2)
Less: Amortization of prior service cost	(1,458)				(1,458)		(1,458)
Less: Amortization of actuarial gains and losses	1,805				1,805		1,805
Less: Amortization of transition obligation	80				80		80
Ending Balance at Mar. 31, 2013	¥ 5,469,665	¥ 949,680	¥ 732,609	¥ 4,117,073	¥ 5,381	¥ (377,168)	¥ 5,427,575	¥ 42,090

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends declared, per share	¥ 5,800	¥ 5,400	¥ 5,200

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 485,320	¥ 460,952	¥ 491,993
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	700,206	684,783	693,063
Deferred taxes	20,602	52,176	(22,563)
Loss on sale or disposal of property, plant and equipment	31,878	24,055	27,936
Impairment loss on marketable securities and other investments	10,928	4,030	13,424
Equity in net (income) losses of affiliates	30,710	24,208	10,539
Dividends from affiliates	7,583	12,052	12,757
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	706,742	(198,538)	75,200
(Increase) / decrease in receivables held for sale	(638,149)
(Increase) / decrease in credit card receivables	(8,646)	(14,584)	(19,746)
(Increase) / decrease in other receivables	(229,252)	2,359	(1,650)
Increase / (decrease) in allowance for doubtful accounts	(7,024)	5,388	2,469
(Increase) / decrease in inventories	(22,375)	245	(5,217)
(Increase) / decrease in prepaid expenses and other current assets	(12,564)	(2,021)	(1,103)
(Increase) / decrease in non-current installment receivable for handsets	88,075	(12,809)	7,029
(Increase) / decrease in non-current receivables held for sale	(149,972)
Increase / (decrease) in accounts payable, trade	(39,377)	94,747	(30,988)
Increase / (decrease) in accrued income taxes	(15,844)	(11,751)	(23,805)
Increase / (decrease) in other current liabilities	10,805	7,361	(14,464)
Increase / (decrease) in accrued liabilities for point programs	(32,281)	(26,451)	47,959
Increase / (decrease) in liability for employees' retirement benefits	9,539	7,095	14,203
Increase / (decrease) in other long-term liabilities	(34,215)	(12,296)	(8,791)
Other, net	19,716	9,558	18,792
Net cash provided by operating activities	932,405	1,110,559	1,287,037
Cash flows from investing activities:
Purchases of property, plant and equipment	(535,999)	(480,416)	(423,119)
Purchases of intangible and other assets	(242,918)	(237,070)	(250,757)
Purchases of non-current investments	(7,444)	(35,582)	(11,746)
Proceeds from sale of non-current investments	1,731	2,540	3,946
Acquisitions of subsidiaries, net of cash acquired	(17,886)	(3,624)	(7,678)
Purchases of short-term investments	(665,223)	(1,164,203)	(745,602)
Redemption of short-term investments	915,105	1,023,698	917,492
Long-term bailment for consumption to a related party	(240,000)		(20,000)
Short-term bailment for consumption to a related party		(80,000)	(20,000)
Proceeds from redemption of short-term bailment for consumption to a related party	90,000		110,000
Other, net	700	72	(7,906)
Net cash used in investing activities	(701,934)	(974,585)	(455,370)
Cash flows from financing activities:
Proceeds from long-term debt	60,000
Repayment of long-term debt	(82,181)	(171,879)	(180,075)
Proceeds from short-term borrowings	20,750	4,991	717
Repayment of short-term borrowings	(15,599)	(4,467)	(488)
Principal payments under capital lease obligations	(2,801)	(4,380)	(4,597)
Payments to acquire treasury stock			(20,000)
Dividends paid	(240,388)	(223,865)	(216,283)
Contributions from noncontrolling interests	2,349	21,333
Other, net	(3,097)	(349)	(1,243)
Net cash provided by (used in) financing activities	(260,967)	(378,616)	(421,969)
Effect of exchange rate changes on cash and cash equivalents	2,092	(831)	(1,862)
Net increase (decrease) in cash and cash equivalents	(28,404)	(243,473)	407,836
Cash and cash equivalents at beginning of year	522,078	765,551	357,715
Cash and cash equivalents at end of year	493,674	522,078	765,551
Cash received during the year for:
Income tax refunds	1,017	251	301
Cash paid during the year for:
Interest, net of amount capitalized	1,840	2,922	5,023
Income taxes	321,453	351,964	378,998
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	1,931	2,036	5,631
Retirement of treasury stock			¥ 24,195

Nature of operations	12 Months Ended
Mar. 31, 2013
Nature of operations

1. Nature of operations:

NTT DOCOMO, INC. and subsidiaries (“DOCOMO”) is a joint stock corporation that was incorporated under the laws of Japan in August 1991 as the wireless telecommunications arm of NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”). NTT, 32.59% of which is owned by the Japanese government, owns 63.32% of DOCOMO’s issued stock and 66.65% of DOCOMO’s voting stock outstanding as of March 31, 2013.

DOCOMO mainly provides its subscribers with mobile communications services such as Xi LTE services, FOMA services. In addition, DOCOMO sells handsets and related equipment primarily to agent resellers who in turn sell such equipment to subscribers.

DOCOMO terminated mova services on March 31, 2012.

Summary of significant accounting and reporting policies	12 Months Ended
Mar. 31, 2013
Summary of significant accounting and reporting policies

2. Summary of significant accounting and reporting policies:

(a) Adoption of new accounting standard

Presentation of Comprehensive Income—

Effective April 1, 2012, DOCOMO adopted Accounting Standards Update (“ASU”) 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” issued by the Financial Accounting Standards Board in June 2011. ASU2011-05 requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income. In adopting ASU2011-05, DOCOMO implemented the two-statement approach which has been applied retrospectively for all periods presented.

(b) Significant accounting policies

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2011, 2012 and 2013, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of goodwill and unamortizable intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

Cash and cash equivalents—

DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Receivables held for sale—

The accounts receivable for DOCOMO’s mobile communications services, installment receivables for subscribers’ equipment purchases and others (“receivables for mobile communications services”) which DOCOMO decides to sell are reclassified to “Receivables held for sale” and “Other assets” in the consolidated balance sheet. Receivables held for sale are measured at the lower of cost or fair value and the amount by which cost exceeds fair value was ¥9,079 million and was recorded as a valuation allowance in “Allowance for doubtful accounts” and “Other assets” in the consolidated balance sheet. In addition, the aggregated amount of losses on sales of “receivables for mobile communications services” and adjustments to record the receivables held for sale at the lower of cost or fair value was ¥65,280 million, recorded as “Selling, general and administrative” in the consolidated statement of income. The fair value of receivables held for sale is measured based on the estimated future discounted cash flows.

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2011, 2012 and 2013 resulting in losses totaling ¥9,821 million, ¥14,651 million and ¥12,662 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income.

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2011, 2012 and 2013 were ¥488,973 million, ¥460,295 million, and ¥477,311 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2011, 2012 and 2013.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested annually for impairment mainly as of March 31 and the assets are also tested between the annual tests if an event or circumstances occurs that would imply impairment.

DOCOMO applies a two-step test when assessing goodwill for impairment. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using mainly discounted cash flow method. If the carrying value of the reporting unit exceeds its fair value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

The most significant amount of recorded goodwill resides in the mobile business in Japan reporting unit, which is included in DOCOMO’s mobile business segment. This reporting unit has recorded goodwill of ¥133,505 million and has passed the first step of the impairment test by a substantial margin for the years ended March 31, 2013, 2012 and 2011. The fair value of the remaining goodwill which resides in other reporting units also exceeds the net carrying amount by a significant margin or is not considered significant. Fair values have primarily been estimated using the discounted cash flow method which is based upon the future business plan. The future business plan is supported by the historical operating results and DOCOMO’s most recent views of the long term outlook. However, if operating income were to decline significantly in the future due to now unforeseen events, it would adversely affect the estimated fair value of the reporting unit.

For the goodwill impairment losses recorded during the years ended March 31, 2013, 2012 and 2011, see Note 7 “Goodwill and other intangible assets” in the notes to consolidated financial statements.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that DOCOMO grants customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition—

DOCOMO primarily generates revenues from two sources—mobile communications services and equipment sales. These revenue sources are separate and distinct earnings processes. Mobile communications service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its mobile communications services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Mobile communications service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted mainly by agent resellers, and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the mobile communications services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent resellers and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Current deferred revenue	¥67,664	¥68,956
Long-term deferred revenue	75,657	70,150
Current deferred charges	12,913	24,942
Long-term deferred charges	75,657	70,150

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the fiscal year in which the change in judgment occurs. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2011, 2012 and 2013, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income.

(c) Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the presentation used for the year ended March 31, 2013.

(d) The Great East Japan Earthquake

The Great East Japan Earthquake and the subsequent tsunami on March 11, 2011, damaged some of DOCOMO’s base station facilities located in certain areas of Tohoku region, and caused the temporary disruption of mobile phone services. For the fiscal year ended March 31, 2011, ¥7,123 million was recognized in operating expenses as a result of this disaster. Most of these expenses were recognized in the mobile phone business segment.

There were no significant additional costs and expenses incurred and not significant changes to previously estimated accrued costs and expenses by DOCOMO for this disaster for the fiscal year ended March 31, 2012 and 2013.

Cash and cash equivalents	12 Months Ended
Mar. 31, 2013
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Cash	¥161,597	¥260,109
Certificates of deposit	20,000	60,000
Commercial paper	199,979	69,989
Bailment for consumption	140,000	100,000
Other	502	3,576

Total	¥522,078	¥493,674

The aggregate amount of commercial paper as of March 31, 2012 and 2013 were ¥259,953 million and ¥69,989 million, respectively. As of March 31, 2012, ¥59,974 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above. As of March 31, 2013, DOCOMO had no commercial paper recorded in “Short-term investments.” Commercial paper is classified as held-to-maturity securities and their amortized amounts approximate their fair value.

The aggregate amount of certificates of deposit as of March 31, 2012 and 2013 were ¥200,000 million and ¥60,000 million, respectively. As of March 31, 2012, ¥180,000 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above. As of March 31, 2013, DOCOMO had no certificates of deposit recorded in “Short-term investments.”

Information regarding “Bailment for consumption” is disclosed in Note 13.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

4. Inventories:

“Inventories” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Finished goods	¥143,570	¥178,019
Materials and supplies	2,993	2,717

Total	¥146,563	¥180,736

Investments in affiliates	12 Months Ended
Mar. 31, 2013
Investments in affiliates

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2012 and 2013, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2012 and 2013, DOCOMO held approximately 15% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Furthermore, DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease DOCOMO’s interest in PLDT. As a result, DOCOMO and NTT Com held approximately 15% and 6%, respectively, of PLDT’s outstanding common shares. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 20% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

In June 2011, the Supreme Court of the Philippines promulgated a decision, in which the Court held that non-voting preferred shares should not be included in the computation of the Filipino-alien equity requirement of public utilities companies. This tentative decision was upheld and finalized in October 2012. In the Philippines, there is a restriction on a foreign ownership which limits foreign ownership to 40%. This Supreme Court decision increased the foreign ownership percentage of PLDT in excess of 40% limit.

In October 2012, PLDT issued additional voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40% limit and as a result, DOCOMO’s voting interest in PLDT decreased to approximately 9% from 15%. At this time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements.

As a result, DOCOMO determined it no longer has the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT and also reclassified the investment in PLDT from “Investments in affiliates” to “Marketable securities and other investments” as available-for-sale securities. Information regarding “Marketable securities and other investments” is disclosed in Note 6.

DOCOMO’s carrying amount of its investment in PLDT and the aggregate market price of the PLDT shares owned by DOCOMO was ¥108,582 million and ¥162,411 million as of March 31, 2012, respectively.

In May 2013, the Securities and Exchange Commission in the Philippines announced the memorandum to clarify the guideline of foreign ownership requirements. Accordingly, DOCOMO has comprehensively reviewed the facts such as approximately 9% of the voting interest of PLDT, the board representation, and other circumstances, and DOCOMO will reinstate accounting for its investment in PLDT using the equity method beginning April 1, 2013. DOCOMO’s consolidated financial statements for the year ended March 31, 2013 have not been adjusted because the impact to retrospectively apply the equity method of accounting for the investment in PLDT for the three-month period ended March 31, 2013 is not material to these annual consolidated financial statements.

Tata Teleservices Limited—

As of March 31, 2012 and 2013, DOCOMO held approximately 27% of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recorded a ¥6,813 million impairment charge related to its investment in TTSL for the fiscal year ended March 31, 2013.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2012, and the impact of impairment charges on DOCOMO’s results of operations or financial position was inconsequential. DOCOMO determined that there were other-than-temporary declines in values, of certain investments including TTSL and recorded impairment charges aggregating ¥16,636 million, net of deferred income taxes of ¥9,277 million, for the fiscal year ended March 31, 2013. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying consolidated statements of income. DOCOMO believes that the estimated fair values of each of its investments in affiliates as of March 31, 2013 are equal to or exceed the related carrying values on an individual basis.

All of the equity method investees are privately held companies as of March 31, 2013.

DOCOMO’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥14,531 million, ¥22,208 million and ¥30,311 million, as of March 31, 2011, 2012 and 2013, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2012 and 2013 was greater by ¥323,097 million and ¥159,064 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The following represents summarized financial information for DOCOMO’s investments in equity method investees.

	Millions of yen
	2012
	TTSL	Others
Balance sheet information
Current assets	¥95,851	¥1,149,820
Non-current assets	432,082	1,029,096
Current liabilities	201,243	940,243
Long-term liabilities	304,393	519,818
Equity	22,297	718,855

Redeemable preferred stock	1,233	—
Noncontrolling interests	20,084	7,821

	Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliated companies	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,033,019
Non-current assets	453,207	489,555
Current liabilities	198,503	706,921
Long-term liabilities	388,539	337,157
Equity	(52,176)	478,496

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	155

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥732,678
Operating income (loss)	(33,477)	143,324
Income (loss) from continuing operations	(72,301)	121,714
Net income (loss)	(72,301)	121,714
Net income (loss) attributable to shareholders’ of the affiliated companies	(70,858)	104,883

Marketable securities and other investments	12 Months Ended
Mar. 31, 2013
Marketable securities and other investments

6. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Marketable securities:
Available-for-sale	¥115,995	¥356,511
Other investments	12,394	15,058

Marketable securities and other investments (Non-current)	¥128,389	¥371,569

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥26	¥26	¥—	¥—
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥26	¥26	¥—	¥—

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

	Millions of yen
	2013
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥234,490	¥123,147	¥1,126	¥356,511
Debt securities	—	—	—	—

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Proceeds	¥3,585	¥2,189	¥1,723
Gross realized gains	475	1,211	836
Gross realized losses	(22)	(202)	(44)

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2012 and 2013, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

	Millions of yen
	2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,013	¥1,124	¥10	¥2	¥4,023	¥1,126
Debt securities	—	—	—	—	—	—
Cost method investments	271	1,730	215	936	486	2,666

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Cost method investments included in other investments	¥12,353	¥15,014
Including: Investments whose fair values were not evaluated for impairment	10,381	11,856

The amount of other-than-temporary impairment of marketable securities and other investments is disclosed in Note 12.

In the fiscal year ended March 31, 2013, DOCOMO reclassified the equity securities of PLDT from “Investments in affiliates” to available-for-sale securities of “Marketable securities and other investments.” Information regarding PLDT is disclosed in Note 5.

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and other intangible assets

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

	Millions of yen
	2013
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥151,866	¥59,334	¥211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	145,556	59,334	204,890

Goodwill acquired during the year	19,278	985	20,263
Impairment losses	—	(7,281)	(7,281)
Foreign currency translation adjustment	1,465	1,586	3,051
Other	(16)	(3,267)	(3,283)

Balance at end of year
Gross goodwill	172,593	58,638	231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥166,283	¥51,357	¥217,640

Segment information is disclosed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2012 was ¥5,636 million associated with the acquisition of 74.6% shares of Radishbo-ya Co., Ltd. The main components of goodwill acquired during the years ended March 31, 2013 was associated with the acquisition of 100.0% shares of Buongiorno S.p.A., respectively.

In the fiscal year ended March 31, 2012, because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,310 million goodwill impairment charge for its PacketVideo Corporation reporting unit in the mobile phone business. The fair value of this reporting unit was measured using the discounted cash flow method in combination with a market approach. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income.

In the fiscal year ended March 31, 2013, DOCOMO recognized a ¥7,281 million impairment charge. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income.

Other intangible assets—

Other intangible assets, as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

	Millions of yen
	2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥967,249	¥682,388	¥284,861
Internal-use software	1,269,794	983,028	286,766
Software acquired to be used in manufacture of handsets	227,990	151,880	76,110
Rights to use telecommunications facilities of wireline operators	16,986	5,895	11,091
Other	54,216	26,551	27,665

Total amortizable intangible assets	¥2,536,235	¥1,849,742	¥686,493

Unamortizable intangible assets:
Trademarks and trade names			¥5,158

Total unamortizable intangible assets			¥5,158

Total			¥691,651

The amount of amortizable intangible assets acquired during the year ended March 31, 2013 was ¥244,572 million, the main components of which were software for telecommunications network in the amount of ¥107,275 million and internal-use software in the amount of ¥111,391 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2011, 2012 and 2013 was ¥204,090 million, ¥224,488 million and ¥222,895 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014, 2015, 2016, 2017 and 2018 is ¥222,415 million, ¥183,437 million, ¥131,052 million, ¥76,292 million and ¥30,378 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2013 is 5.1 years.

The amount of unamortizable intangible assets acquired during the year ended March 31, 2013 was ¥1,725 million, the component of which was trademarks.

Other assets	12 Months Ended
Mar. 31, 2013
Other assets

8. Other assets:

“Other assets” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Deposits	¥59,637	¥72,002
Deferred customer activation costs	75,657	70,150
Receivables held for sale (Non-current).	—	149,972
Installment receivables for handsets (Non-current).	88,716	—
Allowance for doubtful accounts	(1,530)	(1,926)
Long-term bailment for consumption to a related party	10,000	240,000
Other	23,267	29,941

Total	¥255,747	¥560,139

Information regarding “Long-term bailment for consumption to a related party” is disclosed in Note 13.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2013
Short-term borrowings and long-term debt

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥733	¥12,307
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)

Total short-term borrowings	¥733	¥12,307

Long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥240,000
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
Unsecured indebtedness to financial institutions	15,797	1,016
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	150	443
(Year ended March 31, 2012—interest rates per annum : 9.7%, due : year ending March 31, 2018)
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)

Sub-total	¥255,947	¥241,459
Less: Current portion	(75,428)	(70,437)

Total long-term debt	¥180,519	¥171,022

DOCOMO redeemed ¥60,000 million unsecured corporate bonds and newly issued ¥60,000 million unsecured corporate bonds at 0.2% maturing through the year ending March 31, 2018 during the year ended March 31, 2013.

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO may use interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. DOCOMO was not a counterparty to any interest rate swap arrangements as of March 31, 2012 and 2013 and did not enter into any interest rate swaps for the fiscal year ended March 31, 2013. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2011, 2012 and 2013 totaled ¥6,709 million, ¥4,356 million and ¥3,916 million, respectively. “Interest expense” in the consolidated statements of income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2013, were as follows:

Year ending March 31,	Millions of yen
2014	¥70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000

Total	¥241,459

Equity	12 Months Ended
Mar. 31, 2013
Equity

10. Equity:

The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2013 was ¥3,947,569 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 18, 2013, the shareholders approved cash dividends of ¥124,403 million or ¥3,000 per share, payable to shareholders recorded as of March 31, 2013, which were declared by the board of directors on April 26, 2013.

In order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment, DOCOMO acquires treasury stock.

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation.

Issued shares and treasury stock—

The changes in the number of issued shares and treasury stock for the years ended March 31, 2011, 2012 and 2013 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2013	43,650,000	2,182,399

The meeting of the board of directors approved stock repurchase plans as follows:

Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	¥20,000

DOCOMO did not resolve any stock repurchase plans in the fiscal years ended March 31, 2012 and 2013.

The aggregate number and price of shares repurchased for the years ended March 31, 2011, 2012 and 2013 were as follows:

Year ended March 31,	Shares	Millions of yen
2011	138,141	¥20,000

DOCOMO did not repurchase its own shares in the fiscal years ended March 31, 2012 and 2013.

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 28, 2011	140,000	¥24,195

DOCOMO did not retire its own shares in the fiscal years ended March 31, 2012 and 2013.

Stock Split and Adoption of Unit Share System:

On April 26, 2013, the board of directors approved a stock split and the adoption of a unit share system. Based on the intent of the “Action Plan for Consolidating Trading Units” announced by stock exchanges of Japan in November 2007, DOCOMO will conduct a 1:100 stock split and adopt a unit share system which sets 100 shares as a share–trading unit. There will be no effective change to the investment units due to the stock split and adoption of the unit share system.

Public notice date of record date, record date, and effective date are expected to be September 13, 2013, September 30, 2013 and October 1, 2013, respectively.

The number of increase in shares due to the stock split is as follows.

Shares
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000

Per share information based on the assumption that this split had been implemented at the beginning of the fiscal year ended March 31, 2011 is presented as follows for the years ended March 31, 2011, 2012 and 2013.

	Yen
	2011	2012	2013
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	117.97	111.87	119.52

DOCOMO has not reflected the effect of this split retrospectively in the accompanying consolidated financial statements and notes to the consolidated financial statements for the years ended March 31, 2011, 2012 and 2013.

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 Other comprehensive income (loss)	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)
2013 Other comprehensive income (loss)	75,611	45	38,994	(4,740)	109,910

As of March 31, 2013	¥85,197	¥(66)	¥(44,979)	¥(34,771)	¥5,381

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(20,806)	¥8,509	¥(12,297)
Less: Reclassification of realized gains and losses included in net income	11,830	(4,827)	7,003
Unrealized gains (losses) on cash flow hedges	6	(2)	4
Foreign currency translation adjustment	(40,781)	12,523	(28,258)
Less: Reclassification of realized gains and losses included in net income	601	(245)	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(10,755)	4,388	(6,367)
Prior service cost arising during period, net	81	(33)	48
Less: Amortization of prior service cost	(2,274)	928	(1,346)
Less: Amortization of actuarial gains and losses	1,932	(788)	1,144
Less: Amortization of transition obligation	149	(61)	88

Total other comprehensive income (loss)	¥(60,017)	¥20,392	¥(39,625)

Unrealized holding losses on available-for-sale securities and foreign currency translation losses, net of tax, attributable to noncontrolling interests were ¥(1) million and ¥(48) million, respectively, for the year ended March 31, 2011.

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

Unrealized holding losses on available-for-sale securities, foreign currency translation losses and actuarial gains, net of tax, attributable to noncontrolling interests were ¥(0) million, ¥(14) million and ¥0 million, respectively, for the year ended March 31, 2012.

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥108,223	¥(38,718)	¥69,505
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	70	(25)	45
Foreign currency translation adjustment	54,319	(15,350)	38,969
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	2,872	(5,169)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥165,368	¥(55,327)	¥110,041

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥3 million, ¥130 million and ¥(2) million, respectively, for the year ended March 31, 2013.

Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2013
Research and development expenses and advertising expenses

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥109,108 million, ¥108,474 million and ¥111,294 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,984 million, ¥61,872 million and ¥69,969 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Other income (expense)	12 Months Ended
Mar. 31, 2013
Other income (expense)

12. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Net realized gains (losses) on dispositions of investments in affiliates	¥95	¥423	¥(3)
Net realized gains (losses) on dispositions of marketable securities and other investments	453	1,009	792
Other-than-temporary impairment loss on marketable securities and other investments	(13,424)	(4,030)	(10,928)
Foreign exchange gains (losses), net	(1,575)	(1,034)	(913)
Rental revenue received	1,804	1,765	2,378
Dividends income	4,819	4,362	13,965
Penalties and compensation for damages	1,605	1,419	2,173
Bad debt losses	(3)	(5)	(2,454)
Other, net	452	(13)	(333)

Total	¥(5,774)	¥3,896	¥4,677

Related party transactions	12 Months Ended
Mar. 31, 2013
Related party transactions

13. Related party transactions:

As previously described, DOCOMO is majority-owned by NTT, which is a holding company for more than 800 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and its affiliated companies in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. As of March 31, 2012 and 2013, the balances of “Accounts payable, trade” attributable to transactions with related parties primarily consisted of accounts payable relating to a number of different types of transactions with NTT group companies and Sumitomo Mitsui Card, which is our affiliated company. During the years ended March 31, 2011, 2012 and 2013, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥76,214 million, ¥91,416 million and ¥93,207 million, respectively.

NTT and its subsidiaries collectively own 99.3% of the voting interests in NTT FINANCE CORPORATION (“NTT FINANCE”), of which DOCOMO owned 2.9% as of March 31, 2013. Accordingly, NTT FINANCE is a related party of DOCOMO. DOCOMO has carried out the following transactions with NTT FINANCE.

DOCOMO has entered into contracts for bailments of cash for consumption with NTT FINANCE for cash management purposes. Under the terms of the contracts, excess cash generated at DOCOMO is bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interest from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailments was ¥240,000 million as of March 31, 2012. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥140,000 million, “Short-term investments” of ¥90,000 million, and “Other assets” of ¥10,000 million in the consolidated balance sheet as of March 31, 2012. The contracts had remaining terms to maturity ranging less than 1 year and 9 months with an average interest rate of 0.1% per annum as of March 31, 2012.

The balance of bailments was ¥350,000 million as of March 31, 2013. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥100,000 million, “Short-term investments” of ¥10,000 million, and “Other assets” of ¥240,000 million in the consolidated balance sheet as of March 31, 2013. The contracts had remaining terms to maturity ranging less than 3 years with an average interest rate of 0.2% per annum as of March 31, 2013.

The average balances of the contracts for bailments that expired during the years ended March 31, 2011, 2012 and 2013 were ¥82,959 million, ¥58,907 million and ¥67,836 million, respectively. The amount of interest derived from the contracts was recorded as “Interest income” of ¥171 million, ¥183 million and ¥248 million in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013, respectively.

In May, 2012, DOCOMO and NTT FINANCE entered into a basic contract regarding the transfer of DOCOMO’s “receivables for mobile communications services” for the convenience of our customers. In June, 2012, DOCOMO and NTT FINANCE entered into an individual contract regarding the transfers of receivables.

Under the contracts, “receivables for mobile communications services” which DOCOMO decides to sell are reclassified to receivables held for sale and are sold to NTT FINANCE at fair value on a monthly basis.

By the end of the month following the month of sale, the entire amount sold is paid to DOCOMO by NTT FINANCE. DOCOMO, and DOCOMO has no further involvement with the receivables sold.

For the year ended March 31, 2013, the amount of “receivables for mobile communications services” that DOCOMO sold to NTT FINANCE was ¥2,741,252 million and the aggregated amount of losses on sales of receivables and adjustments to record the receivables held for sale at the lower of cost or fair value was ¥65,280 million and was recorded as “Selling, general and administrative” in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2013, was ¥240,205 million and was presented as “Other receivables” in its consolidated balance sheet.

Segment reporting	12 Months Ended
Mar. 31, 2013
Segment reporting

14. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. There were no transactions between the operating segments.

DOCOMO has five operating segments, which consist of mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses. The mobile phone business includes mobile phone services (Xi services, FOMA services, and mova services), packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. Credit services business primarily includes DCMX services. Home shopping services business includes home shopping services business provided primarily through TV media. Internet connection services business for hotel facilities includes high-speed internet connection services for hotel facilities, which are provided in many countries in the world, mainly Asia and Europe. The miscellaneous businesses primarily includes advertisement services, development, sales and maintenance of IT systems.

Due to its quantitative significance, only the mobile phone business qualifies as a reportable segment and therefore is disclosed as such. The remaining four operating segments are each quantitatively insignificant and therefore combined and disclosed as “all other businesses.”

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Reconciliation” column in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments and assets in “Reconciliation” primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Reconciliation” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expenses	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥4,478

Income before income taxes and equity in net income (losses) of affiliates					¥841,658

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash item:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,617,248	¥7,228,825

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2011, 2012 and 2013.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2011	2012	2013
Mobile communications services	¥3,354,634	¥3,326,493	¥3,168,478
—Voice revenues	1,712,218	1,541,884	1,274,584
— Packet communications revenues	1,642,416	1,784,609	1,893,894
Equipment sales	477,404	498,889	758,093
Other operating revenues	392,235	414,621	543,551

Total operating revenues	¥4,224,273	¥4,240,003	¥4,470,122

Employees' retirement benefits	12 Months Ended
Mar. 31, 2013
Employees' retirement benefits

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2012 and 2013. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥196,064	¥202,403
Service cost	9,491	9,879
Interest cost	3,831	3,789
Actuarial (gain) loss	2,150	8,710
Recognition of prior service cost	145	—
Transfer of liability from defined benefit pension plans of the NTT group	546	714
Other	271	852
Benefit payments	(10,095)	(11,542)

Projected benefit obligation, end of year	¥202,403	¥214,805

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,813	¥81,262
Actual return on plan assets	1,095	6,975
Employer contributions	5,254	5,323
Transfer of plan assets from defined benefit pension plans of the NTT group	105	171
Benefit payments	(3,005)	(3,386)

Fair value of plan assets, end of year	¥81,262	¥90,345

At March 31:
Funded status	¥(121,141)	¥(124,460)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Liability for employees’ retirement benefits	¥(121,187)	¥(124,517)
Prepaid pension cost	46	57

Net amount recognized	¥(121,141)	¥(124,460)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(43,242)	¥(44,927)
Prior service cost, net	10,583	8,685
Transition obligation	(810)	(687)

Total	¥(33,469)	¥(36,929)

The accumulated benefit obligation for the Defined benefit pension plans was ¥196,512 million and ¥208,538 million as of March 31, 2012 and 2013, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥202,346	¥214,724
Fair value of plan assets	81,159	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥196,454	¥208,457
Fair value of plan assets	81,159	90,207

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥9,244	¥9,491	¥9,879
Interest cost on projected benefit obligation	3,894	3,831	3,789
Expected return on plan assets	(1,714)	(1,569)	(1,617)
Amortization of prior service cost	(1,907)	(1,907)	(1,898)
Amortization of actuarial gains and losses	1,497	1,644	1,667
Amortization of transition obligation	125	125	123

Net periodic pension cost	¥11,139	¥11,615	¥11,943

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥4,707	¥2,624	¥3,352
Prior service cost arising during period, net	—	121	—
Amortization of prior service cost	1,907	1,907	1,898
Amortization of actuarial gains and losses	(1,497)	(1,644)	(1,667)
Amortization of transition obligation	(125)	(125)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥4,992	¥2,883	¥3,460

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥16,131 million, ¥14,498 million and ¥15,403 million for the years ended March 31, 2011, 2012 and 2013, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2014 is ¥1,704 million, ¥123 million and ¥(1,898) million, respectively.

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	2.2	2.9	2.9
Expected long-term rate of return on plan assets	2.3	2.0	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥751	¥751	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	23,079	22,257	822	—
Domestic corporate bonds	7,052	—	7,052	—
Foreign government bonds	5,289	5,208	81	—
Foreign corporate bonds	255	19	236	—
Equity securities
Domestic stocks	8,476	8,476	—	—
Foreign stocks	6,030	6,030	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Pooled funds	15,970	—	15,970	—
Life insurance company general accounts	9,444	—	9,444	—
Other	2,199	—	1	2,198

Total	¥81,262	¥42,741	¥36,323	¥2,198

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other mainly includes fund of hedge funds. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2013 was: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%.

As of March 31, 2012 and 2013, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥282 million (0.3% of total plan assets) and ¥267 million (0.3% of total plan assets), respectively.

DOCOMO expects to contribute ¥3,494 million to the Defined benefit pension plans in the year ending March 31, 2014.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	66,691

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥14,703 million, ¥15,414 million and ¥16,044 million for the years ended March 31, 2011, 2012 and 2013, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2012 and 2013 represented approximately 11.4% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2012 and 2013. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2012 and 2013.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥97,299	¥102,784
Service cost	3,478	3,585
Interest cost	1,897	1,891
Actuarial (gain) loss	2,104	10,844
Internal adjustment due to transfer of employees within the NTT group	(630)	(487)
Other	211	71
Benefit payments	(1,575)	(1,749)

Projected benefit obligation, end of year	¥102,784	¥116,939

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥62,942	¥63,864
Actual return on plan assets	1,469	7,439
Employer contributions	834	841
Employee contributions	416	420
Internal adjustment due to transfer of employees within the NTT group	(433)	(651)
Other	211	71
Benefit payments	(1,575)	(1,749)

Fair value of plan assets, end of year	¥63,864	¥70,235

At March 31:
Funded status	¥(38,920)	¥(46,704)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(19,132)	¥(22,983)
Prior service cost, net	712	356

Total	¥(18,420)	¥(22,627)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥81,826 million and ¥90,670 million at March 31, 2012 and 2013, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥102,784	¥116,939
Fair value of plan assets	63,864	70,235
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥81,749	¥90,561
Fair value of plan assets	63,782	70,115

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,256	¥3,478	¥3,585
Interest cost on projected benefit obligation	1,849	1,897	1,891
Expected return on plan assets	(1,583)	(1,519)	(1,523)
Amortization of prior service cost	(357)	(357)	(356)
Amortization of actuarial gains and losses	326	1,024	1,077
Contribution from employees	(413)	(416)	(420)

Net periodic pension cost	¥3,078	¥4,107	¥4,254

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥7,040	¥2,154	¥4,928
Amortization of prior service cost	357	357	356
Amortization of actuarial gains and losses	(326)	(1,024)	(1,077)

Total recognized in “Accumulated other comprehensive income (loss)”	¥7,071	¥1,487	¥4,207

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥10,149 million, ¥5,594 million and ¥8,461 million for the years ended March 31, 2011, 2012 and 2013, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2014 is ¥1,288 million and ¥(356) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	3.3	3.9

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	3.4	3.3	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	18,298	17,647	651	—
Domestic corporate bonds	5,810	—	5,810	—
Foreign government bonds	4,325	4,279	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,718	13,717	1	—
Foreign stocks	7,731	7,731	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Pooled funds	4,439	—	4,439	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥43,800	¥19,734	¥330

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2013 was: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%.

As of March 31, 2012 and 2013, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥4,727 million (0.5% of total plan assets) and ¥ 4,473 million (0.5% of total plan assets), respectively.

DOCOMO expects to contribute ¥ 825 million to the NTT CDBP in the year ending March 31, 2014.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥1,832
2015	2,196
2016	2,346
2017	2,470
2018	2,574
2019-2023	13,952

Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

16. Income taxes:

Total income taxes for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Income from continuing operations before equity in net income (losses) of affiliates	¥337,837	¥402,534	¥337,571
Equity in net income (losses) of affiliates	(5,031)	(10,736)	(11,943)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	(279)	38,718
Less: Reclassification of realized gains and losses included in net income	4,827	1,396	3,781
Unrealized gains (losses) on cash flow hedges	2	14	25
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	(12,523)	(18,713)	15,350
Less: Reclassification of realized gains and losses included in net income	245	2,021	86
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	(1,463)	(2,872)
Prior service cost arising during period, net	33	(50)	—
Less: Amortization of prior service cost	(928)	(928)	(813)
Less: Amortization of actuarial gains and losses	788	1,107	1,007
Less: Amortization of transition obligation	61	53	45

Total income taxes	¥312,414	¥374,956	¥380,955

Substantially all income or loss before income taxes and income tax expense (benefit) are domestic.

For the years ended March 31, 2011, 2012 and 2013, DOCOMO and its domestic subsidiaries were subject to a National Corporate Tax of 30%, 30%, and approximately 28%, a Corporate Inhabitant Tax of approximately 6%, 6%, and 5%, respectively and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the years ended March 31, 2011, 2012 and 2013 were 40.8%, 40.8% and 38.1%, respectively. The actual effective income tax rate for the years ended March 31, 2011, 2012 and 2013 was 40.4%, 45.9% and 40.1%, respectively.

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2011	2012	2013
Statutory income tax rate	40.8%	40.8%	38.1%
Expenses not deductible for tax purposes	0.1	0.4	0.4
Research and other credits	(0.8)	(0.7)	(0.9)
Change in valuation allowance	0.1	0.9	1.4
Effect of enacted changes in tax laws and rates	—	4.7	0.3
Effect of consolidation of affiliates	—	—	0.3
Other	0.2	(0.2)	0.5

Actual effective income tax rate	40.4%	45.9%	40.1%

The amendments to the Japanese corporate tax law were enacted on November 30, 2011, and the corporate tax rate will be changed effectively from April 1, 2012. The aggregate statutory income tax rate declined from 40.8% to 38.1% or 35.8% to be used in measuring deferred tax assets and liabilities after the enactment date, resulting from temporary differences that are expected to be recovered or settled during the fiscal years from April 1, 2012 to March 31, 2015, or April 1, 2015 and thereafter. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥36,454 million, and the adjustment to deferred tax assets and liabilities as of enactment date amounted to ¥36,454 million is recorded in the “Income taxes – deferred” on the consolidated statements of income. Net income attributable to NTT DOCOMO, INC. decreased by ¥36,582 million as of enacted date.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets:
Accrued liabilities for loyalty programs	¥92,289	¥74,683
Property, plant and equipment and intangible assets	77,434	72,658
Liability for employees’ retirement benefits	56,603	60,874
Investments in affiliates	64,717	49,871
Operating loss carryforwards	8,717	24,844
Marketable securities and other investments	10,609	22,377
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	20,794	16,769
Compensated absences	12,160	11,780
Accrued enterprise tax	11,609	11,270
Accrued bonus	7,019	7,145
Inventories	6,706	6,316
Accrued commissions to agent resellers	4,870	5,913
Asset retirement obligations	7,825	3,762
Other	18,040	16,055

Sub-total deferred tax assets	¥399,392	¥384,317
Less: Valuation allowance	(10,680)	(28,158)

Total deferred tax assets	¥388,712	¥356,159

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥5,043	¥47,543
Identifiable intangible assets	4,227	7,555
Other	784	462

Total deferred tax liabilities	¥10,054	¥55,560

Net deferred tax assets	¥378,658	¥300,599

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets (Current assets)	¥76,858	¥70,784
Deferred tax assets (Non-current investments and other assets)	303,556	239,015
Other current liabilities	—	(4)
Other long-term liabilities	(1,756)	(9,196)

Total	¥378,658	¥300,599

At March 31, 2013, DOCOMO’s certain subsidiaries had operating loss carryforwards for tax purposes of ¥88,927 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2013
Within 5 years	¥2,680
6 to 20 years	68,628
Indefinite periods	17,619

Total	¥88,927

As of and for the years ended March 31, 2011, 2012 and 2013, DOCOMO had no material unrecognized tax benefits and no reserve for unrecognized tax benefits has been recorded. DOCOMO does not believe that there will be any significant increases or decreases in reserve for unrecognized tax benefits within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the years ended March 31, 2011, 2012 and 2013 are immaterial.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carry-forwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The net changes in the total valuation allowance were an increase of ¥1,081 million for the year ended March 31, 2011, and an increase of ¥8,342 million for the year ended March 31, 2012, and an increase of ¥17,478 million for the year ended March 31, 2013, respectively. Management believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carry-forward period are reduced.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority before the year ended March 31, 2012.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.

Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments and contingencies

17. Commitments and contingencies:

Leases—

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases at March 31, 2012 and 2013 were as follows:

	Millions of yen
Class of property	2012	2013
Machinery, vessels and equipment	¥12,359	¥8,419
Less: Accumulated depreciation and amortization	(9,266)	(5,598)

Total	¥3,093	¥2,821

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,060
2015	1,458
2016	950
2017	562
2018	215
Thereafter	16

Total minimum lease payments	5,261
Less: Amount representing interest	(307)

Present value of net minimum lease payments	4,954
Less: Amounts representing estimated executory costs	(762)

Net minimum lease payments	4,192
Less: Current obligation	(1,611)

Long-term capital lease obligations	¥2,581

The above obligations are classified as part of other current and long-term liabilities as appropriate.

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,994
2015	2,876
2016	2,860
2017	2,320
2018	2,051
Thereafter	7,607

Total minimum rent payments	¥20,708

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Rent expense	¥62,666	¥69,782	¥74,636

Litigation—

DOCOMO is involved in litigation and claims arising in the ordinary course of business. Management believes that none of the litigation or claims outstanding, pending or threatened against DOCOMO would have a materially adverse effect on its results of operations, cash flows or financial position.

Purchase commitments—

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2013 were ¥33,459 million (of which ¥4,255 million are with related parties) for property, plant and equipment, ¥62,592 million (of which none are with related parties) for inventories and ¥12,148 million (of which ¥563 million are with related parties) for the other purchase commitments.

Loan commitments—

DOCOMO conducts the cash advance service accompanying credit business. Total outstanding credit lines regarding loan commitments of the cash advance service as of March 31, 2012 and 2013 were ¥115,922 million and ¥125,892 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

Guarantees—

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.

Fair value measurements	12 Months Ended
Mar. 31, 2013
Fair value measurements

18. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis in certain circumstances.

(a) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥62,076	¥62,076	¥—	¥—
Equity securities (foreign)	294,435	294,435	—	—
Debt securities (foreign)	29	29	—	—

Total available-for-sale securities	356,540	356,540	—	—

Derivatives
Foreign exchange forward contracts	¥7	¥—	¥7	¥—
Total derivatives	7	—	7	—

Total	¥356,547	¥356,540	¥7	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥369	¥—	¥369	¥—
Total derivatives	369	—	369	—

Total	¥369	¥—	¥369	¥—

There were no transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, these securities are classified as Level 1.

Derivatives

Derivative instruments are foreign exchange forward contracts and foreign currency option contracts, which are valued based on observable market data, and are classified as Level 2. The valuation of such derivatives is periodically validated using observable market data, such as exchange rates.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis in certain circumstances.

DOCOMO may be required to measure fair value of long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO uses valuation methods such as a discounted cash flow method and market approach techniques in order to determine the fair value of its assets and liabilities classified as Level 3. DOCOMO selects a valuation method which best reflects the nature, characteristics, and risks of each asset and liability, and also determines the unobservable inputs using the best and most relevant data available. DOCOMO verifies the appropriateness of valuation methods and unobservable inputs, and may use third-party pricing information to evaluate the appropriateness of our valuation during the verification processes.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Goodwill

Fair value of the reporting unit is measured based on discounted cash flow method in combination with a market approach using unobservable inputs. Therefore, it is classified as Level 3.

Long-lived assets

When necessary, fair value is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥779,042	¥—	¥779,042	¥—	¥(8,620)
Investments in affiliates	132,010	—	—	132,010	(25,913)
Goodwill	7,855	—	—	7,855	(7,281)
Long-lived assets	—	—	—	—	(452)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value in the consolidated balance sheets.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Investments in affiliates

The fair value of investments in affiliates, including TTSL, is measured based on discounted cash flow method using unobservable inputs. Therefore, these fair value measurements are classified as Level 3.

Goodwill

Fair value of the reporting unit is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

Long-lived assets

When necessary, the fair value of long-lived assets is measured based on the relief-from-royalty method using unobservable inputs. Therefore, it is classified as Level 3.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2013 comprised the following:

	Millions of yen
	2013
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥132,010	Discounted cash flow method	Weighted average cost of capital	11.3%-15.9%
Goodwill	7,855	Discounted cash flow method	Weighted average cost of capital	9.5%
Long-lived assets	—	Relief-from-royalty method	Royalty rate	1.5%

Financial instruments	12 Months Ended
Mar. 31, 2013
Financial instruments

19. Financial instruments:

(a) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(b) Concentration of credit risk

As of March 31, 2013, the amount of other receivables resulting from the sale of receivables to NTT FINANCE was ¥240,205 million, and the amount of receivables held for sale was ¥779,042 million.

Information regarding the transaction with NTT FINANCE is disclosed in Note 13.

(c) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents,” “Short-term investments,” “Accounts receivable,” “Receivables held for sale,” “Credit card receivables,” “Other receivables,” “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2012 and 2013 were as follows. Fair value is valued and validated periodically based on observable market data, and these derivatives are classified as Level 2.

Millions of yen
2012		2013
Carrying amount	Fair value	Carrying amount	Fair value
¥ 255,947	¥ 267,157	¥ 241,459	¥ 252,220

Derivative instruments—

(i) Fair value hedge

DOCOMO may use interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permitted an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt were identical for the fiscal year ended March 31, 2011 and 2012.

DOCOMO was not a counterparty to any interest rate swap arrangements as of March 31, 2012 and 2013 and did not enter into any interest rate swaps for the fiscal year ended March 31, 2013.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
Instruments	2012	2013
Foreign exchange risk management
Foreign exchange forward contracts	¥713	¥842
Foreign currency option contracts	9,107	55,056

Total	¥9,820	¥55,898

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2012 and 2013, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Prepaid expenses and other current assets	¥—	¥7

Total		¥—	¥7

Liability derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥1	¥—
Foreign currency option contracts	Other current liabilities	742	20
	Other long-term liabilities	354	349

Total		¥1,097	¥369

The fair values of derivative instruments were valued and validated periodically based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2012 and 2013.

(iv) The effect on the consolidated statements of income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2011, 2012 and 2013, recognized in the accompanying consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(2,065)	¥(1,232)	¥—

Total		¥(2,065)	¥(1,232)	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(517)	¥36	¥(487)
Non-deliverable forward contracts (NDF)	Other, net*	71	82	(6)
Foreign currency option contracts	Other, net*	(1,059)	(146)	104

Total		¥(1,505)	¥(28)	¥(389)

*	“Other, net” was included in “Other income (expense).”

(v) Contingent features in derivatives

As of March 31, 2013, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.

Financing receivables	12 Months Ended
Mar. 31, 2013
Financing receivables

20. Financing receivables:

DOCOMO has financing receivables including installment receivables, credit card receivables and receivables due to transfers. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. Receivables due to transfers arise from selling DOCOMO’s “receivables for mobile communications services” to NTT FINANCE. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment, credit card contracts, or the contract regarding transfers of receivables with NTT FINANCE, DOCOMO performs credit check and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of those customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Besides, in relation to receivables due to transfers, the billing cycle is short, or generally two month, therefore, DOCOMO is able to maintain accurate past due information on a timely basis and the risk of uncollected receivables is mitigated. Because of the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low. As a result, historical losses of installment receivables and credit card receivables have not been significant. There have been no historical losses of receivables due to transfers.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493

	Millions of yen
	2013
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2012	¥6,107	¥3,327	¥—	¥396	¥9,830

Provision	785	1,303	—	86	2,174
Charge-offs	(3,306)	(2,250)	—	(21)	(5,577)
Other deductions*	(2,239)	—	—	—	(2,239)
Balance at March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Ending balance: collectively evaluated for impairment	1,347	2,380	—	30	3,757
Ending balance: individually evaluated for impairment	—	—	—	431	431
Financing receivables:
Balance at March 31, 2013	¥2,120	¥194,607	¥240,205	¥9,880	¥446,812

Ending balance: collectively evaluated for impairment	2,120	194,607	240,205	9,220	446,152
Ending balance: individually evaluated for impairment	—	—	—	660	660

*	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.

The cost of installment receivables and credit card receivables which were sold for the year ended March 31, 2013 were ¥268,778 million and ¥44,901 million, respectively. The balance of receivables held for sale as of March 31, 2013 which were reclassified from installment receivables and credit card receivables were ¥504,170 million and ¥4,864 million, respectively. There were neither sales nor reclassifications of installment receivables and credit card receivables for the year ended March 31, 2012.

Schedule II-Valuation And Qualifying Account	12 Months Ended
Mar. 31, 2013
Schedule II-Valuation And Qualifying Account

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions		Balance at end of year
			Written-off	Other*
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥—	¥19,139
2012
Allowance for doubtful accounts	¥19,139	¥17,224	¥(11,283)	¥—	¥25,080
2013
Allowance for doubtful accounts	¥25,080	¥(463)	¥(12,688)	¥(2,239)	¥9,690

*	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO’s “receivables for mobile communications services”.

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2013
Valuation allowance for receivables held for sale	¥—	¥9,079	¥—	¥9,079

	Millions of yen
	Balance at beginning of year	Additions*	Deductions	Balance at end of year
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338
2012
Valuation allowance for deferred tax assets	¥2,338	¥8,372	¥(30)	¥10,680
2013
Valuation allowance for deferred tax assets	¥10,680	¥17,502	¥(24)	¥28,158

*	Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired through business combinations.

Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Mar. 31, 2013
Presentation of Comprehensive Income

Presentation of Comprehensive Income—

Effective April 1, 2012, DOCOMO adopted Accounting Standards Update (“ASU”) 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” issued by the Financial Accounting Standards Board in June 2011. ASU2011-05 requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income. In adopting ASU2011-05, DOCOMO implemented the two-statement approach which has been applied retrospectively for all periods presented.

Principles of consolidation

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2011, 2012 and 2013, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of goodwill and unamortizable intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

Cash and cash equivalents	Cash and cash equivalents— DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.
Short-term investments

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Receivables Held for Sale

Receivables held for sale—

The accounts receivable for DOCOMO’s mobile communications services, installment receivables for subscribers’ equipment purchases and others (“receivables for mobile communications services”) which DOCOMO decides to sell are reclassified to “Receivables held for sale” and “Other assets” in the consolidated balance sheet. Receivables held for sale are measured at the lower of cost or fair value and the amount by which cost exceeds fair value was ¥9,079 million and was recorded as a valuation allowance in “Allowance for doubtful accounts” and “Other assets” in the consolidated balance sheet. In addition, the aggregated amount of losses on sales of “receivables for mobile communications services” and adjustments to record the receivables held for sale at the lower of cost or fair value was ¥65,280 million, recorded as “Selling, general and administrative” in the consolidated statement of income. The fair value of receivables held for sale is measured based on the estimated future discounted cash flows.

Allowance for doubtful accounts

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2011, 2012 and 2013 resulting in losses totaling ¥9,821 million, ¥14,651 million and ¥12,662 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income.

Property, plant and equipment

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2011, 2012 and 2013 were ¥488,973 million, ¥460,295 million, and ¥477,311 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2011, 2012 and 2013.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested annually for impairment mainly as of March 31 and the assets are also tested between the annual tests if an event or circumstances occurs that would imply impairment.

DOCOMO applies a two-step test when assessing goodwill for impairment. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using mainly discounted cash flow method. If the carrying value of the reporting unit exceeds its fair value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

The most significant amount of recorded goodwill resides in the mobile business in Japan reporting unit, which is included in DOCOMO’s mobile business segment. This reporting unit has recorded goodwill of ¥133,505 million and has passed the first step of the impairment test by a substantial margin for the years ended March 31, 2013, 2012 and 2011. The fair value of the remaining goodwill which resides in other reporting units also exceeds the net carrying amount by a significant margin or is not considered significant. Fair values have primarily been estimated using the discounted cash flow method which is based upon the future business plan. The future business plan is supported by the historical operating results and DOCOMO’s most recent views of the long term outlook. However, if operating income were to decline significantly in the future due to now unforeseen events, it would adversely affect the estimated fair value of the reporting unit.

For the goodwill impairment losses recorded during the years ended March 31, 2013, 2012 and 2011, see Note 7 “Goodwill and other intangible assets” in the notes to consolidated financial statements.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that DOCOMO grants customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees' retirement benefit plans

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition

Revenue recognition—

DOCOMO primarily generates revenues from two sources—mobile communications services and equipment sales. These revenue sources are separate and distinct earnings processes. Mobile communications service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its mobile communications services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Mobile communications service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted mainly by agent resellers, and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the mobile communications services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent resellers and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Current deferred revenue	¥67,664	¥68,956
Long-term deferred revenue	75,657	70,150
Current deferred charges	12,913	24,942
Long-term deferred charges	75,657	70,150

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, general and administrative expenses

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the fiscal year in which the change in judgment occurs. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income.

Earnings per share attributable to NTT DOCOMO, INC.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2011, 2012 and 2013, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income.

Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Current deferred revenue	¥67,664	¥68,956
Long-term deferred revenue	75,657	70,150
Current deferred charges	12,913	24,942
Long-term deferred charges	75,657	70,150

Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Cash	¥161,597	¥260,109
Certificates of deposit	20,000	60,000
Commercial paper	199,979	69,989
Bailment for consumption	140,000	100,000
Other	502	3,576

Total	¥522,078	¥493,674

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories	“Inventories” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Finished goods	¥143,570	¥178,019
Materials and supplies	2,993	2,717

Total	¥146,563	¥180,736

Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Summarized Financial Information in Equity Method Investees, Balance Sheets

The following represents summarized financial information for DOCOMO’s investments in equity method investees.

	Millions of yen
	2012
	TTSL	Others
Balance sheet information
Current assets	¥95,851	¥1,149,820
Non-current assets	432,082	1,029,096
Current liabilities	201,243	940,243
Long-term liabilities	304,393	519,818
Equity	22,297	718,855

Redeemable preferred stock	1,233	—
Noncontrolling interests	20,084	7,821

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,033,019
Non-current assets	453,207	489,555
Current liabilities	198,503	706,921
Long-term liabilities	388,539	337,157
Equity	(52,176)	478,496

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	155

Summarized Financial Information in Equity Method Investees, Statements of Income
Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliated companies	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥732,678
Operating income (loss)	(33,477)	143,324
Income (loss) from continuing operations	(72,301)	121,714
Net income (loss)	(72,301)	121,714
Net income (loss) attributable to shareholders’ of the affiliated companies	(70,858)	104,883

Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2013
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Marketable securities:
Available-for-sale	¥115,995	¥356,511
Other investments	12,394	15,058

Marketable securities and other investments (Non-current)	¥128,389	¥371,569

Maturities of Debt Securities Classified as Available-for-Sale

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥26	¥26	¥—	¥—
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥26	¥26	¥—	¥—

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

	Millions of yen
	2013
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥234,490	¥123,147	¥1,126	¥356,511
Debt securities	—	—	—	—

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Proceeds	¥3,585	¥2,189	¥1,723
Gross realized gains	475	1,211	836
Gross realized losses	(22)	(202)	(44)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments Included in Other Investments

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2012 and 2013, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

	Millions of yen
	2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,013	¥1,124	¥10	¥2	¥4,023	¥1,126
Debt securities	—	—	—	—	—	—
Cost method investments	271	1,730	215	936	486	2,666

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Cost method investments included in other investments	¥12,353	¥15,014
Including: Investments whose fair values were not evaluated for impairment	10,381	11,856

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

	Millions of yen
	2013
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥151,866	¥59,334	¥211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	145,556	59,334	204,890

Goodwill acquired during the year	19,278	985	20,263
Impairment losses	—	(7,281)	(7,281)
Foreign currency translation adjustment	1,465	1,586	3,051
Other	(16)	(3,267)	(3,283)

Balance at end of year
Gross goodwill	172,593	58,638	231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥166,283	¥51,357	¥217,640

Other Intangible Assets

Other intangible assets, as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

	Millions of yen
	2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥967,249	¥682,388	¥284,861
Internal-use software	1,269,794	983,028	286,766
Software acquired to be used in manufacture of handsets	227,990	151,880	76,110
Rights to use telecommunications facilities of wireline operators	16,986	5,895	11,091
Other	54,216	26,551	27,665

Total amortizable intangible assets	¥2,536,235	¥1,849,742	¥686,493

Unamortizable intangible assets:
Trademarks and trade names			¥5,158

Total unamortizable intangible assets			¥5,158

Total			¥691,651

Other assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Assets

“Other assets” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Deposits	¥59,637	¥72,002
Deferred customer activation costs	75,657	70,150
Receivables held for sale (Non-current).	—	149,972
Installment receivables for handsets (Non-current).	88,716	—
Allowance for doubtful accounts	(1,530)	(1,926)
Long-term bailment for consumption to a related party	10,000	240,000
Other	23,267	29,941

Total	¥255,747	¥560,139

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥733	¥12,307
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)

Total short-term borrowings	¥733	¥12,307

Long-Term Debt

Long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥240,000
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
Unsecured indebtedness to financial institutions	15,797	1,016
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	150	443
(Year ended March 31, 2012—interest rates per annum : 9.7%, due : year ending March 31, 2018)
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)

Sub-total	¥255,947	¥241,459
Less: Current portion	(75,428)	(70,437)

Total long-term debt	¥180,519	¥171,022

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2013, were as follows:

Year ending March 31,	Millions of yen
2014	¥70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000

Total	¥241,459

Equity (Tables)	12 Months Ended
Mar. 31, 2013
Change in Number of Shares Issued and Treasury Stock

The changes in the number of issued shares and treasury stock for the years ended March 31, 2011, 2012 and 2013 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2013	43,650,000	2,182,399

Board of Directors, Approved Stock Repurchase Plan

The meeting of the board of directors approved stock repurchase plans as follows:

Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	¥20,000

Aggregate Number and Price of Shares Repurchased	The aggregate number and price of shares repurchased for the years ended March 31, 2011, 2012 and 2013 were as follows:

Year ended March 31,	Shares	Millions of yen
2011	138,141	¥20,000

Treasury Stock Retired

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 28, 2011	140,000	¥24,195

Number of Increase in Shares Due to Stock Split

The number of increase in shares due to the stock split is as follows.

Shares
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000

Per Share Information Based on Assumption that Split had been Implemented

Per share information based on the assumption that this split had been implemented at the beginning of the fiscal year ended March 31, 2011 is presented as follows for the years ended March 31, 2011, 2012 and 2013.

	Yen
	2011	2012	2013
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	117.97	111.87	119.52

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 Other comprehensive income (loss)	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)
2013 Other comprehensive income (loss)	75,611	45	38,994	(4,740)	109,910

As of March 31, 2013	¥85,197	¥(66)	¥(44,979)	¥(34,771)	¥5,381

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(20,806)	¥8,509	¥(12,297)
Less: Reclassification of realized gains and losses included in net income	11,830	(4,827)	7,003
Unrealized gains (losses) on cash flow hedges	6	(2)	4
Foreign currency translation adjustment	(40,781)	12,523	(28,258)
Less: Reclassification of realized gains and losses included in net income	601	(245)	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(10,755)	4,388	(6,367)
Prior service cost arising during period, net	81	(33)	48
Less: Amortization of prior service cost	(2,274)	928	(1,346)
Less: Amortization of actuarial gains and losses	1,932	(788)	1,144
Less: Amortization of transition obligation	149	(61)	88

Total other comprehensive income (loss)	¥(60,017)	¥20,392	¥(39,625)

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥108,223	¥(38,718)	¥69,505
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	70	(25)	45
Foreign currency translation adjustment	54,319	(15,350)	38,969
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	2,872	(5,169)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥165,368	¥(55,327)	¥110,041

Other income (expense) (Tables)	12 Months Ended
Mar. 31, 2013
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Net realized gains (losses) on dispositions of investments in affiliates	¥95	¥423	¥(3)
Net realized gains (losses) on dispositions of marketable securities and other investments	453	1,009	792
Other-than-temporary impairment loss on marketable securities and other investments	(13,424)	(4,030)	(10,928)
Foreign exchange gains (losses), net	(1,575)	(1,034)	(913)
Rental revenue received	1,804	1,765	2,378
Dividends income	4,819	4,362	13,965
Penalties and compensation for damages	1,605	1,419	2,173
Bad debt losses	(3)	(5)	(2,454)
Other, net	452	(13)	(333)

Total	¥(5,774)	¥3,896	¥4,677

Segment reporting (Tables)	12 Months Ended
Mar. 31, 2013
Segment Information
Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expenses	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥4,478

Income before income taxes and equity in net income (losses) of affiliates					¥841,658

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash item:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,617,248	¥7,228,825

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2011	2012	2013
Mobile communications services	¥3,354,634	¥3,326,493	¥3,168,478
—Voice revenues	1,712,218	1,541,884	1,274,584
— Packet communications revenues	1,642,416	1,784,609	1,893,894
Equipment sales	477,404	498,889	758,093
Other operating revenues	392,235	414,621	543,551

Total operating revenues	¥4,224,273	¥4,240,003	¥4,470,122

Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2013
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	66,691

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2012 and 2013. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥196,064	¥202,403
Service cost	9,491	9,879
Interest cost	3,831	3,789
Actuarial (gain) loss	2,150	8,710
Recognition of prior service cost	145	—
Transfer of liability from defined benefit pension plans of the NTT group	546	714
Other	271	852
Benefit payments	(10,095)	(11,542)

Projected benefit obligation, end of year	¥202,403	¥214,805

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,813	¥81,262
Actual return on plan assets	1,095	6,975
Employer contributions	5,254	5,323
Transfer of plan assets from defined benefit pension plans of the NTT group	105	171
Benefit payments	(3,005)	(3,386)

Fair value of plan assets, end of year	¥81,262	¥90,345

At March 31:
Funded status	¥(121,141)	¥(124,460)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Liability for employees’ retirement benefits	¥(121,187)	¥(124,517)
Prepaid pension cost	46	57

Net amount recognized	¥(121,141)	¥(124,460)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(43,242)	¥(44,927)
Prior service cost, net	10,583	8,685
Transition obligation	(810)	(687)

Total	¥(33,469)	¥(36,929)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥202,346	¥214,724
Fair value of plan assets	81,159	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥196,454	¥208,457
Fair value of plan assets	81,159	90,207

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥9,244	¥9,491	¥9,879
Interest cost on projected benefit obligation	3,894	3,831	3,789
Expected return on plan assets	(1,714)	(1,569)	(1,617)
Amortization of prior service cost	(1,907)	(1,907)	(1,898)
Amortization of actuarial gains and losses	1,497	1,644	1,667
Amortization of transition obligation	125	125	123

Net periodic pension cost	¥11,139	¥11,615	¥11,943

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥4,707	¥2,624	¥3,352
Prior service cost arising during period, net	—	121	—
Amortization of prior service cost	1,907	1,907	1,898
Amortization of actuarial gains and losses	(1,497)	(1,644)	(1,667)
Amortization of transition obligation	(125)	(125)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥4,992	¥2,883	¥3,460

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥751	¥751	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	23,079	22,257	822	—
Domestic corporate bonds	7,052	—	7,052	—
Foreign government bonds	5,289	5,208	81	—
Foreign corporate bonds	255	19	236	—
Equity securities
Domestic stocks	8,476	8,476	—	—
Foreign stocks	6,030	6,030	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Pooled funds	15,970	—	15,970	—
Life insurance company general accounts	9,444	—	9,444	—
Other	2,199	—	1	2,198

Total	¥81,262	¥42,741	¥36,323	¥2,198

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	2.2	2.9	2.9
Expected long-term rate of return on plan assets	2.3	2.0	2.0

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥1,832
2015	2,196
2016	2,346
2017	2,470
2018	2,574
2019-2023	13,952

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2012 and 2013. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2012 and 2013.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥97,299	¥102,784
Service cost	3,478	3,585
Interest cost	1,897	1,891
Actuarial (gain) loss	2,104	10,844
Internal adjustment due to transfer of employees within the NTT group	(630)	(487)
Other	211	71
Benefit payments	(1,575)	(1,749)

Projected benefit obligation, end of year	¥102,784	¥116,939

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥62,942	¥63,864
Actual return on plan assets	1,469	7,439
Employer contributions	834	841
Employee contributions	416	420
Internal adjustment due to transfer of employees within the NTT group	(433)	(651)
Other	211	71
Benefit payments	(1,575)	(1,749)

Fair value of plan assets, end of year	¥63,864	¥70,235

At March 31:
Funded status	¥(38,920)	¥(46,704)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(19,132)	¥(22,983)
Prior service cost, net	712	356

Total	¥(18,420)	¥(22,627)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥102,784	¥116,939
Fair value of plan assets	63,864	70,235
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥81,749	¥90,561
Fair value of plan assets	63,782	70,115

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,256	¥3,478	¥3,585
Interest cost on projected benefit obligation	1,849	1,897	1,891
Expected return on plan assets	(1,583)	(1,519)	(1,523)
Amortization of prior service cost	(357)	(357)	(356)
Amortization of actuarial gains and losses	326	1,024	1,077
Contribution from employees	(413)	(416)	(420)

Net periodic pension cost	¥3,078	¥4,107	¥4,254

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥7,040	¥2,154	¥4,928
Amortization of prior service cost	357	357	356
Amortization of actuarial gains and losses	(326)	(1,024)	(1,077)

Total recognized in “Accumulated other comprehensive income (loss)”	¥7,071	¥1,487	¥4,207

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	18,298	17,647	651	—
Domestic corporate bonds	5,810	—	5,810	—
Foreign government bonds	4,325	4,279	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,718	13,717	1	—
Foreign stocks	7,731	7,731	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Pooled funds	4,439	—	4,439	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥43,800	¥19,734	¥330

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	3.3	3.9

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	3.4	3.3	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Total Income Taxes

Total income taxes for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Income from continuing operations before equity in net income (losses) of affiliates	¥337,837	¥402,534	¥337,571
Equity in net income (losses) of affiliates	(5,031)	(10,736)	(11,943)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	(279)	38,718
Less: Reclassification of realized gains and losses included in net income	4,827	1,396	3,781
Unrealized gains (losses) on cash flow hedges	2	14	25
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	(12,523)	(18,713)	15,350
Less: Reclassification of realized gains and losses included in net income	245	2,021	86
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	(1,463)	(2,872)
Prior service cost arising during period, net	33	(50)	—
Less: Amortization of prior service cost	(928)	(928)	(813)
Less: Amortization of actuarial gains and losses	788	1,107	1,007
Less: Amortization of transition obligation	61	53	45

Total income taxes	¥312,414	¥374,956	¥380,955

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2011	2012	2013
Statutory income tax rate	40.8%	40.8%	38.1%
Expenses not deductible for tax purposes	0.1	0.4	0.4
Research and other credits	(0.8)	(0.7)	(0.9)
Change in valuation allowance	0.1	0.9	1.4
Effect of enacted changes in tax laws and rates	—	4.7	0.3
Effect of consolidation of affiliates	—	—	0.3
Other	0.2	(0.2)	0.5

Actual effective income tax rate	40.4%	45.9%	40.1%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets:
Accrued liabilities for loyalty programs	¥92,289	¥74,683
Property, plant and equipment and intangible assets	77,434	72,658
Liability for employees’ retirement benefits	56,603	60,874
Investments in affiliates	64,717	49,871
Operating loss carryforwards	8,717	24,844
Marketable securities and other investments	10,609	22,377
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	20,794	16,769
Compensated absences	12,160	11,780
Accrued enterprise tax	11,609	11,270
Accrued bonus	7,019	7,145
Inventories	6,706	6,316
Accrued commissions to agent resellers	4,870	5,913
Asset retirement obligations	7,825	3,762
Other	18,040	16,055

Sub-total deferred tax assets	¥399,392	¥384,317
Less: Valuation allowance	(10,680)	(28,158)

Total deferred tax assets	¥388,712	¥356,159

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥5,043	¥47,543
Identifiable intangible assets	4,227	7,555
Other	784	462

Total deferred tax liabilities	¥10,054	¥55,560

Net deferred tax assets	¥378,658	¥300,599

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets (Current assets)	¥76,858	¥70,784
Deferred tax assets (Non-current investments and other assets)	303,556	239,015
Other current liabilities	—	(4)
Other long-term liabilities	(1,756)	(9,196)

Total	¥378,658	¥300,599

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2013
Within 5 years	¥2,680
6 to 20 years	68,628
Indefinite periods	17,619

Total	¥88,927

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Assets Covered under Capital Leases

Assets covered under capital leases at March 31, 2012 and 2013 were as follows:

	Millions of yen
Class of property	2012	2013
Machinery, vessels and equipment	¥12,359	¥8,419
Less: Accumulated depreciation and amortization	(9,266)	(5,598)

Total	¥3,093	¥2,821

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,060
2015	1,458
2016	950
2017	562
2018	215
Thereafter	16

Total minimum lease payments	5,261
Less: Amount representing interest	(307)

Present value of net minimum lease payments	4,954
Less: Amounts representing estimated executory costs	(762)

Net minimum lease payments	4,192
Less: Current obligation	(1,611)

Long-term capital lease obligations	¥2,581

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,994
2015	2,876
2016	2,860
2017	2,320
2018	2,051
Thereafter	7,607

Total minimum rent payments	¥20,708

Total Rent Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Rent expense	¥62,666	¥69,782	¥74,636

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥62,076	¥62,076	¥—	¥—
Equity securities (foreign)	294,435	294,435	—	—
Debt securities (foreign)	29	29	—	—

Total available-for-sale securities	356,540	356,540	—	—

Derivatives
Foreign exchange forward contracts	¥7	¥—	¥7	¥—
Total derivatives	7	—	7	—

Total	¥356,547	¥356,540	¥7	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥369	¥—	¥369	¥—
Total derivatives	369	—	369	—

Total	¥369	¥—	¥369	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs

When necessary, fair value is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥779,042	¥—	¥779,042	¥—	¥(8,620)
Investments in affiliates	132,010	—	—	132,010	(25,913)
Goodwill	7,855	—	—	7,855	(7,281)
Long-lived assets	—	—	—	—	(452)

Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2013 comprised the following:

	Millions of yen
	2013
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥132,010	Discounted cash flow method	Weighted average cost of capital	11.3%-15.9%
Goodwill	7,855	Discounted cash flow method	Weighted average cost of capital	9.5%
Long-lived assets	—	Relief-from-royalty method	Royalty rate	1.5%

Financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2012 and 2013 were as follows. Fair value is valued and validated periodically based on observable market data, and these derivatives are classified as Level 2.

Millions of yen
2012		2013
Carrying amount	Fair value	Carrying amount	Fair value
¥ 255,947	¥ 267,157	¥ 241,459	¥ 252,220

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
Instruments	2012	2013
Foreign exchange risk management
Foreign exchange forward contracts	¥713	¥842
Foreign currency option contracts	9,107	55,056

Total	¥9,820	¥55,898

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2012 and 2013, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Prepaid expenses and other current assets	¥—	¥7

Total		¥—	¥7

Liability derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥1	¥—
Foreign currency option contracts	Other current liabilities	742	20
	Other long-term liabilities	354	349

Total		¥1,097	¥369

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2011, 2012 and 2013, recognized in the accompanying consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(2,065)	¥(1,232)	¥—

Total		¥(2,065)	¥(1,232)	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(517)	¥36	¥(487)
Non-deliverable forward contracts (NDF)	Other, net*	71	82	(6)
Foreign currency option contracts	Other, net*	(1,059)	(146)	104

Total		¥(1,505)	¥(28)	¥(389)

*	“Other, net” was included in “Other income (expense).”

Financing receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493

	Millions of yen
	2013
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance at March 31, 2012	¥6,107	¥3,327	¥—	¥396	¥9,830

Provision	785	1,303	—	86	2,174
Charge-offs	(3,306)	(2,250)	—	(21)	(5,577)
Other deductions*	(2,239)	—	—	—	(2,239)
Balance at March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Ending balance: collectively evaluated for impairment	1,347	2,380	—	30	3,757
Ending balance: individually evaluated for impairment	—	—	—	431	431
Financing receivables:
Balance at March 31, 2013	¥2,120	¥194,607	¥240,205	¥9,880	¥446,812

Ending balance: collectively evaluated for impairment	2,120	194,607	240,205	9,220	446,152
Ending balance: individually evaluated for impairment	—	—	—	660	660

*	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.

Nature of Operations - Additional Information (Detail)	Mar. 31, 2013
Japanese government
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	32.59%
NTT | Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	63.32%
NTT | Common Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	66.65%

Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Losses due to write down and disposition of handsets	¥ 12,662	¥ 14,651	¥ 9,821
Depreciation and amortization expenses	477,311	460,295	488,973
Equity method investment description	For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.
Goodwill	217,640	204,890	205,573
Internal use software description	DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software	5 years
Rights to use certain telecommunication assets of wireline operators, amortization period	20 years
Revenue recognition description	DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Expenses related to great Japan earthquake			7,123
Mobile phone business
Significant Accounting Policies [Line Items]
Goodwill	166,283	145,556	151,207
JAPAN | Mobile phone business
Significant Accounting Policies [Line Items]
Goodwill	133,505	133,505	133,505
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Aggregated amount of losses on sales of receivables and adjustments to record receivables held for sale	65,280
Valuation Allowance For Receivables Held For Sale
Significant Accounting Policies [Line Items]
Cost exceeds fair value of receivables held for sale	¥ 9,079

Estimated Useful Lives of Major Depreciable Assets (Detail)	12 Months Ended
Mar. 31, 2013
Major wireless telecommunications equipment | Minimum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	8 years
Major wireless telecommunications equipment | Maximum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	16 years
Steel towers and poles for antenna equipment | Minimum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	30 years
Steel towers and poles for antenna equipment | Maximum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	40 years
Reinforced concrete buildings | Minimum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	42 years
Reinforced concrete buildings | Maximum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	56 years
Tools, furniture and fixtures | Minimum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	4 years
Tools, furniture and fixtures | Maximum
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets	15 years

Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 68,956	¥ 67,664
Long-term deferred revenue	70,150	75,657
Current deferred charges	24,942	12,913
Long-term deferred charges	¥ 70,150	¥ 75,657

Cash and Cash Equivalents (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 260,109	¥ 161,597
Certificates of deposit	60,000	20,000
Commercial paper	69,989	199,979
Bailment for consumption	100,000	140,000
Other	3,576	502
Total	¥ 493,674	¥ 522,078	¥ 765,551	¥ 357,715

Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 69,989	¥ 199,979
Certificates of deposit	60,000	20,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	69,989	259,953
Certificates of deposit	60,000	200,000
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments		59,974
Held-to-maturity Securities | Certificates of Deposit
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments		¥ 180,000

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished goods	¥ 178,019	¥ 143,570
Materials and supplies	2,717	2,993
Total	¥ 180,736	¥ 146,563

Investments in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Investments in affiliates	Mar. 31, 2013 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2012 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2013 Philippine Long Distance Telephone Company	Oct. 31, 2012 Philippine Long Distance Telephone Company	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Mar. 31, 2013 Philippine Long Distance Telephone Company NTT Communications Corporation	Mar. 31, 2013 Philippine Long Distance Telephone Company NTT Docomo and NTT Communications Corporation	Oct. 31, 2012 Philippine Long Distance Telephone Company Maximum	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2013 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Mar. 31, 2013 Tata Teleservices Limited Additional acquisitions, March and May, 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership percentage					34.00%	34.00%	15.00%		15.00%			7.00%	6.00%	20.00%	40.00%	7.00%	27.00%	27.00%
Investment, carrying amount	¥ 352,025	¥ 480,111							¥ 108,582	¥ 19,519	¥ 98,943	¥ 52,213							¥ 252,321	¥ 14,424
Percentage of voting interests							9.00%	9.00%
Aggregate market price of the PLDT shares owned									162,411
Capital alliance entered with TTSL																	On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
Impairment on equity investment	16,636																6,813
Deferred income tax	33,014	62,668	(17,897)	9,277
Amount of shares of undistributed earnings of affiliated companies	30,311	22,208	14,531
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 159,064	¥ 323,097

Summarized Financial Information in Equity Method Investees, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 81,659	¥ 95,851
Non-current assets	453,207	432,082
Current liabilities	198,503	201,243
Long-term liabilities	388,539	304,393
Equity	(52,176)	22,297
Redeemable preferred stock	1,325	1,233
Noncontrolling interests	20,057	20,084
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	1,033,019	1,149,820
Non-current assets	489,555	1,029,096
Current liabilities	706,921	940,243
Long-term liabilities	337,157	519,818
Equity	478,496	718,855
Noncontrolling interests	¥ 155	¥ 7,821

Summarized Financial Information in Equity Method Investees, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 210,092	¥ 198,554
Operating income (loss)	(33,477)	(47,794)
Income (loss) from continuing operations	(72,301)	(95,813)
Net income (loss)	(72,301)	(95,813)
Net income (loss) attributable to shareholders' of the affiliated companies	(70,858)	(89,460)
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Operating revenues	732,678	754,101
Operating income (loss)	143,324	138,245
Income (loss) from continuing operations	121,714	90,448
Net income (loss)	121,714	90,448
Net income (loss) attributable to shareholders' of the affiliated companies	¥ 104,883	¥ 92,939

Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale	¥ 356,511	¥ 115,995
Other investments	15,058	12,394
Marketable securities and other investments (Non-current)	¥ 371,569	¥ 128,389

Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying amount
Due after 1 year through 5 years		¥ 26
Due after 5 years through 10 years
Due after 10 years
Total		26
Fair Value
Due after 1 year through 5 years		26
Due after 5 years through 10 years
Due after 10 years
Total		¥ 26

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 234,490	¥ 106,186
Available-for-sale, Gross unrealized holding gains	123,147	20,909
Available-for-sale, Gross unrealized holding losses	1,126	11,126
Available-for-sale, Fair value	356,511	115,969
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost		26
Available-for-sale, Fair value		¥ 26

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 1,723	¥ 2,189	¥ 3,585
Gross realized gains	836	1,211	475
Gross realized losses	¥ (44)	¥ (202)	¥ (22)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 4,013	¥ 39,366
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	1,124	11,117
Available-for-Sale Securities, Fair Value 12 Months or Longer	10	27
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	2	9
Available-for-Sale Securities, Total	4,023	39,393
Available-for-Sale Securities, Gross Unrealized Losses, Total	1,126	11,126
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	271	287
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	1,730	1,489
Cost method Investments Fair Value 12 months or longer	215	17
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	936	102
Cost method Investments, Total	486	304
Cost method Investments Gross Unrealized Loss, Total	¥ 2,666	¥ 1,591

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 15,014	¥ 12,353
Including: Investments whose fair values were not evaluated for impairment	¥ 11,856	¥ 10,381

Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 211,200
Accumulated impairment, beginning of year	(6,310)
Balance at beginning of year	204,890	205,573
Goodwill acquired during the year	20,263	7,256
Impairment losses	(7,281)	(6,310)
Foreign currency translation adjustment	3,051	(1,629)
Other	(3,283)
Gross goodwill, end of year	231,231	211,200
Accumulated impairment, end of year	(13,591)	(6,310)
Balance at end of year	217,640	204,890
Mobile phone business
Goodwill [Line Items]
Gross goodwill, beginning of year	151,866
Accumulated impairment, beginning of year	(6,310)
Balance at beginning of year	145,556	151,207
Goodwill acquired during the year	19,278	1,611
Impairment losses		(6,310)
Foreign currency translation adjustment	1,465	(952)
Other	(16)
Gross goodwill, end of year	172,593	151,866
Accumulated impairment, end of year	(6,310)	(6,310)
Balance at end of year	166,283	145,556
All other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	59,334
Balance at beginning of year	59,334	54,366
Goodwill acquired during the year	985	5,645
Impairment losses	(7,281)
Foreign currency translation adjustment	1,586	(677)
Other	(3,267)
Gross goodwill, end of year	58,638	59,334
Accumulated impairment, end of year	(7,281)
Balance at end of year	¥ 51,357	¥ 59,334

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 20,263	¥ 7,256
Goodwill impairment losses	7,281	6,310
Amortizable intangible assets acquired	244,572
Amortization of intangible assets	222,895	224,488	204,090
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	222,415
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	183,437
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	131,052
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017	76,292
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018	30,378
Amount of unamortizable intangible assets acquired	1,725
Radishbo-ya Co., Ltd.
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		5,636
Percentage of ownership interests associated with acquisition		74.60%
Buongiorno S.p.A.
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of ownership interests associated with acquisition	100.00%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	107,275
Weighted-average amortization period	5 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	¥ 111,391
Weighted-average amortization period	4 years 9 months 18 days
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted-average amortization period	5 years 1 month 6 days

Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 691,651	¥ 680,831
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,536,235	2,373,032
Intangible assets, Accumulated amortization	1,849,742	1,696,131
Intangible assets, Net carrying amount	686,493	676,901
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	967,249	921,565
Intangible assets, Accumulated amortization	682,388	652,665
Intangible assets, Net carrying amount	284,861	268,900
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,269,794	1,177,583
Intangible assets, Accumulated amortization	983,028	897,447
Intangible assets, Net carrying amount	286,766	280,136
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	227,990	216,129
Intangible assets, Accumulated amortization	151,880	122,547
Intangible assets, Net carrying amount	76,110	93,582
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	16,986	19,625
Intangible assets, Accumulated amortization	5,895	8,271
Intangible assets, Net carrying amount	11,091	11,354
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	54,216	38,130
Intangible assets, Accumulated amortization	26,551	15,201
Intangible assets, Net carrying amount	27,665	22,929
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	5,158	3,930
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 5,158	¥ 3,930

Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 72,002	¥ 59,637
Deferred customer activation costs	70,150	75,657
Receivables held for sale (Non-current)	149,972
Installment receivables for handsets (Non-current)		88,716
Allowance for doubtful accounts	(1,926)	(1,530)
Long-term bailment for consumption to a related party	240,000	10,000
Other	29,941	23,267
Total	¥ 560,139	¥ 255,747

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Total short-term borrowings	¥ 12,307	¥ 733
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 12,307	¥ 733

Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Euro Denominated Borrowing, Unsecured short-term loans from financial institutions)	Mar. 31, 2013	Mar. 31, 2012
Euro Denominated Borrowing | Unsecured short-term loans from financial institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	1.20%	2.70%

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 241,459	¥ 255,947
Less: Current portion	(70,437)	(75,428)
Total long-term debt	171,022	180,519
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Long-term debt	240,000	240,000
Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt	1,016	15,797
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 443	¥ 150

Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Corporate Bonds | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.20%	1.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2014	Mar 31, 2013
Unsecured Corporate Bonds | Maximum
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2019	Mar 31, 2019
Unsecured Indebtedness to Financial Institutions | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.90%	0.70%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2014	Mar 31, 2013
Unsecured Indebtedness to Financial Institutions | Maximum
Debt Instrument [Line Items]
Interest rates per annum	1.50%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2018	Mar 31, 2014
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum		9.70%
Debt instrument, maturity date (fiscal year ending)		Mar 31, 2018
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing | Minimum
Debt Instrument [Line Items]
Interest rates per annum	2.40%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2014
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing | Maximum
Debt Instrument [Line Items]
Interest rates per annum	7.50%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2018

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Redemption of unsecured corporate bonds	¥ 82,181	¥ 171,879	¥ 180,075
Unsecured corporate bonds issued	60,000
Interest costs related to short-term borrowings and long-term debt	3,916	4,356	6,709
Unsecured Corporate Bonds
Debt Disclosure [Line Items]
Redemption of unsecured corporate bonds	60,000
Unsecured corporate bonds issued	¥ 60,000
Interest rates per annum	0.20%
Debt instrument, maturity date (fiscal year ending)	Mar 31, 2018

Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000
Total	¥ 241,459	¥ 255,947

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,947,569
Cash dividends approved by shareholders	124,403
Cash dividends approved by shareholders, per share	¥ 3,000
Cash dividend, record date	Mar 31, 2013
Cash dividend, declaration date	Apr 26, 2013
Stock split ratio over 100 shares as a share-trading unit	0.01
Share trading unit	100
Unrealized holding gains (losses) on available-for-sale securities, net of tax, attributable to noncontrolling interests	3	0	(1)
Foreign currency translation gains (losses), net of tax	130	(14)	(48)
Actuarial gains (losses), net of tax, attributable to noncontrolling interests	¥ (2)	¥ 0

Changes in Number of Issued Shares and Treasury Stock (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Number of issued shares
Common stock, Issued shares Beginning Balance	43,790,000	43,650,000	43,650,000
Retirement of treasury stock	(140,000)
Common stock, Issued shares Ending Balance	43,650,000	43,650,000	43,650,000
Number of treasury stock
Treasury stock, shares, Beginning Balance	2,184,258	2,182,399	2,182,399
Acquisition of treasury stock based on the resolution of the board of directors	138,141
Retirement of treasury stock	(140,000)
Treasury stock, shares, Ending Balance	2,182,399	2,182,399	2,182,399

Board of Directors, Approved Stock Repurchase Plan (Detail) (Repurchase at Board of Directors Meetings Resolution, JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Repurchase at Board of Directors Meetings Resolution
Equity, Class of Treasury Stock [Line Items]
Date of the meeting of the board of directors	Dec 17, 2010
Term of repurchase	December 20, 2010 - January 28, 2011
Approved maximum number of treasury stock to be repurchased (shares)	160,000
Approved maximum budget for share repurchase	¥ 20,000

Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Share Repurchases [Line Items]
Acquisition of treasury stock based on the resolution of the board of directors	138,141
Aggregate price of shares repurchased	¥ 20,000

Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Share Repurchases [Line Items]
Retirement of treasury stock (Shares)	140,000
Retirement of treasury stock	¥ 24,195
Retirement of Treasury Stock
Share Repurchases [Line Items]
Date of the meeting of the board of directors	Mar 28, 2011

Number of Increase in Shares Due to Stock Split (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Class of Stock [Line Items]
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000	43,650,000	43,650,000	43,790,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000

Per Share Information Based on Assumption that Split had been Implemented (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 119.52	¥ 111.87	¥ 117.97

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (104,529)	¥ (76,955)	¥ (37,379)
Other comprehensive income, net of tax	109,910	(27,574)	(39,576)
Accumulated other comprehensive income (loss), Ending Balance	5,381	(104,529)	(76,955)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	9,586	5,691	10,984
Other comprehensive income, net of tax	75,611	3,895	(5,293)
Accumulated other comprehensive income (loss), Ending Balance	85,197	9,586	5,691
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(111)	(109)	(113)
Other comprehensive income, net of tax	45	(2)	4
Accumulated other comprehensive income (loss), Ending Balance	(66)	(111)	(109)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(83,973)	(54,989)	(27,135)
Other comprehensive income, net of tax	38,994	(28,984)	(27,854)
Accumulated other comprehensive income (loss), Ending Balance	(44,979)	(83,973)	(54,989)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(30,031)	(27,548)	(21,115)
Other comprehensive income, net of tax	(4,740)	(2,483)	(6,433)
Accumulated other comprehensive income (loss), Ending Balance	¥ (34,771)	¥ (30,031)	¥ (27,548)

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pre-tax amount
Unrealized holding gains (losses) on available-for- sale securities	¥ 108,223	¥ 1,622	¥ (20,806)
Less: Reclassification of realized gains and losses included in net income	9,890	3,390	11,830
Unrealized gains (losses) on cash flow hedges	70	12	6
Foreign currency translation adjustment	54,319	(50,795)	(40,781)
Less: Reclassification of realized gains and losses included in net income	241	5,105	601
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(8,041)	(4,209)	(10,755)
Prior service cost arising during period, net		(122)	81
Less: Amortization of prior service cost	(2,271)	(2,275)	(2,274)
Less: Amortization of actuarial gains and losses	2,812	2,713	1,932
Less: Amortization of transition obligation	125	129	149
Total other comprehensive income (loss)	165,368	(44,430)	(60,017)
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for- sale securities	(38,718)	279	8,509
Less: Reclassification of realized gains and losses included in net income	(3,781)	(1,396)	(4,827)
Unrealized gains (losses) on cash flow hedges	(25)	(14)	(2)
Foreign currency translation adjustment	(15,350)	18,713	12,523
Less: Reclassification of realized gains and losses included in net income	(86)	(2,021)	(245)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	2,872	1,463	4,388
Prior service cost arising during period, net		50	(33)
Less: Amortization of prior service cost	813	928	928
Less: Amortization of actuarial gains and losses	(1,007)	(1,107)	(788)
Less: Amortization of transition obligation	(45)	(53)	(61)
Total other comprehensive income (loss)	(55,327)	16,842	20,392
Net-of-tax amount
Unrealized holding gains (losses) on available-for- sale securities	69,505	1,901	(12,297)
Less: Reclassification of realized gains and losses included in net income	6,109	1,994	7,003
Unrealized gains (losses) on cash flow hedges	45	(2)	4
Foreign currency translation adjustment	38,969	(32,082)	(28,258)
Less: Reclassification of realized gains and losses included in net income	155	3,084	356
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(5,169)	(2,746)	(6,367)
Prior service cost arising during period, net		(72)	48
Less: Amortization of prior service cost	(1,458)	(1,347)	(1,346)
Less: Amortization of actuarial gains and losses	1,805	1,606	1,144
Less: Amortization of transition obligation	80	76	88
Total other comprehensive income (loss)	¥ 110,041	¥ (27,588)	¥ (39,625)

Research and Development Expenses and Advertising Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 111,294	¥ 108,474	¥ 109,108
Advertising expenses	¥ 69,969	¥ 61,872	¥ 54,984

Other Income (Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ (3)	¥ 423	¥ 95
Net realized gains (losses) on dispositions of marketable securities and other investments	792	1,009	453
Other-than-temporary impairment loss on marketable securities and other investments	(10,928)	(4,030)	(13,424)
Foreign exchange gains (losses), net	(913)	(1,034)	(1,575)
Rental revenue received	2,378	1,765	1,804
Dividends income	13,965	4,362	4,819
Penalties and compensation for damages	2,173	1,419	1,605
Bad debt losses	(2,454)	(5)	(3)
Other, net	(333)	(13)	452
Total	¥ 4,677	¥ 3,896	¥ (5,774)

Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 535,999	¥ 480,416	¥ 423,119
Percentage of ownership in NTT Finance	99.30%
Percentage of voting interest	2.90%
Bailment in Cash and cash equivalents	100,000	140,000
Bailment in Short term investments	10,000	90,000
Bailment in Other assets	240,000	10,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	350,000	240,000
Contracts Average interest rate	0.20%	0.10%
Average balance of contracts of bailment expired	67,836	58,907	82,959
Interest income derived from contracts	248	183	171
Amount of transactions with related party	2,741,252
Amount of selling, general and administrative expenses resulting from transactions with related party	65,280
Other receivables, net	240,205
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 93,207	¥ 91,416	¥ 76,214
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	3 years	1 year 9 months

Segment Reporting - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Number of operating segments	5
All other businesses
Segment Reporting Disclosure [Line Items]
Number of operating segments	4
Mobile phone business
Segment Reporting Disclosure [Line Items]
Number of reportable segment	1
Customer Concentration Risk
Segment Reporting Disclosure [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31,2013.	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31, 2012	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31, 2011,

Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,470,122	¥ 4,240,003	¥ 4,224,273
Operating expenses	3,632,942	3,365,543	3,379,544
Operating income (loss)	837,180	874,460	844,729
Other income (expense)	4,478	2,498	(9,391)
Income before income taxes and equity in net income (losses) of affiliates	841,658	876,958	835,338
Depreciation and amortization	700,206	684,783	693,063
Other significant non-cash item:
Point program expense	74,650	95,790	126,847
Impairment losses of goodwill	7,281	6,310
Total assets	7,228,825	6,948,082	6,791,593
Capital expenditures	753,660	726,833	668,476
Mobile phone business
Segment Reporting Information [Line Items]
Operating revenues	4,275,172	4,110,585	4,090,659
Operating expenses	3,406,855	3,224,241	3,233,925
Operating income (loss)	868,317	886,344	856,734
Depreciation and amortization	682,260	674,330	682,029
Other significant non-cash item:
Point program expense	64,998	89,378	118,576
Impairment losses of goodwill		6,310
Total assets	5,199,591	4,970,087	4,843,925
Capital expenditures	606,137	561,661	520,770
All other businesses
Segment Reporting Information [Line Items]
Operating revenues	194,950	129,418	133,614
Operating expenses	226,087	141,302	145,619
Operating income (loss)	(31,137)	(11,884)	(12,005)
Depreciation and amortization	17,946	10,453	11,034
Other significant non-cash item:
Point program expense	9,652	6,412	8,271
Impairment losses of goodwill	7,281
Total assets	411,986	343,293	286,338
Capital expenditures	19,272	23,584	4,759
Total segments
Segment Reporting Information [Line Items]
Operating revenues	4,470,122	4,240,003	4,224,273
Operating expenses	3,632,942	3,365,543	3,379,544
Operating income (loss)	837,180	874,460	844,729
Depreciation and amortization	700,206	684,783	693,063
Other significant non-cash item:
Point program expense	74,650	95,790	126,847
Impairment losses of goodwill	7,281	6,310
Total assets	5,611,577	5,313,380	5,130,263
Capital expenditures	625,409	585,245	525,529
Reconciliation
Other significant non-cash item:
Total assets	1,617,248	1,634,702	1,661,330
Capital expenditures	¥ 128,251	¥ 141,588	¥ 142,947

Operating Revenues from Products and Services (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating revenues:
Mobile communications services	¥ 3,168,478	¥ 3,326,493	¥ 3,354,634
Equipment sales	758,093	498,889	477,404
Other operating revenues	543,551	414,621	392,235
Total operating revenues	4,470,122	4,240,003	4,224,273
Voice Revenues
Operating revenues:
Technology services revenues	1,274,584	1,541,884	1,712,218
Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,893,894	¥ 1,784,609	¥ 1,642,416

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 202,403	¥ 196,064
Service cost	9,879	9,491	9,244
Interest cost	3,789	3,831	3,894
Actuarial (gain) loss	8,710	2,150
Recognition of prior service cost		145
Transfer of liability from defined benefit pension plans of the NTT group	714	546
Other	852	271
Benefit payments	(11,542)	(10,095)
Projected benefit obligation, end of year	214,805	202,403	196,064
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	81,262	77,813
Actual return on plan assets	6,975	1,095
Employer contributions	5,323	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	171	105
Benefit payments	(3,386)	(3,005)
Fair value of plan assets, end of year	90,345	81,262	77,813
Funded status, end of year	¥ (124,460)	¥ (121,141)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (124,517)	¥ (121,187)
Prepaid pension cost	57	46
Net amount recognized	¥ (124,460)	¥ (121,141)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (44,927)	¥ (43,242)
Prior service cost, net	8,685	10,583
Transition obligation	(687)	(810)
Total	¥ (36,929)	¥ (33,469)

Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	¥ 208,538	¥ 196,512
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	15,403	14,498	16,131
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	267	282
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.30%	0.30%
Expected contribution to Defined benefit pension plans	3,494
Employer contributions	5,323	5,254
Domestic | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	53.00%
Domestic | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	13.00%
Foreign | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Foreign | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.00%
Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,704
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	123
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,898)
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	16,044	15,414	14,703
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	90,670	81,826
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	8,461	5,594	10,149
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	4,473	4,727
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.50%	0.50%
Expected contribution to Defined benefit pension plans	825
Employer contributions	841	834
Percentage of employees covered by NTT CDBP	11.40%	11.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	47.70%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	7.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,288
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ (356)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 214,724	¥ 202,346
Fair value of plan assets	90,207	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	208,457	196,454
Fair value of plan assets	¥ 90,207	¥ 81,159

Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,879	¥ 9,491	¥ 9,244
Interest cost on projected benefit obligation	3,789	3,831	3,894
Expected return on plan assets	(1,617)	(1,569)	(1,714)
Amortization of prior service cost	(1,898)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,667	1,644	1,497
Amortization of transition obligation	123	125	125
Net periodic pension cost	¥ 11,943	¥ 11,615	¥ 11,139

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 8,041	¥ 4,209	¥ 10,755
Prior service cost arising during period, net		122	(81)
Amortization of prior service cost	2,271	2,275	2,274
Amortization of actuarial gains and losses	(2,812)	(2,713)	(1,932)
Amortization of transition obligation	(125)	(129)	(149)
Parent
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	3,352	2,624	4,707
Prior service cost arising during period, net		121
Amortization of prior service cost	1,898	1,907	1,907
Amortization of actuarial gains and losses	(1,667)	(1,644)	(1,497)
Amortization of transition obligation	(123)	(125)	(125)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 3,460	¥ 2,883	¥ 4,992

Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%
Long-term rate of salary increases	2.90%	2.90%

Assumptions Used in Determination of Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%	2.10%
Long-term rate of salary increases	2.90%	2.90%	2.20%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.30%

Fair Values of Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 90,345	¥ 81,262	¥ 77,813
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	25,739	23,079
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,685	5,289
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	204	255
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,019	8,476
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,883	6,030
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,159	15,970
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,191	2,199
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	42,980	42,741
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,973	22,257
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,472	5,208
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14	19
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,015	8,476
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,881	6,030
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	45,178	36,323
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	766	822
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	3,213	81
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	190	236
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Level 2 | Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,159	15,970
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6	1
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,187	2,198
Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 2,185	¥ 2,198

Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	¥ 66,691

Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 202,403	¥ 196,064
Service cost	9,879	9,491	9,244
Interest cost	3,789	3,831	3,894
Actuarial (gain) loss	8,710	2,150
Other	852	271
Benefit payments	(11,542)	(10,095)
Projected benefit obligation, end of year	214,805	202,403	196,064
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	81,262	77,813
Actual return on plan assets	6,975	1,095
Employer contributions	5,323	5,254
Internal adjustment due to transfer of employees within the NTT group	171	105
Benefit payments	(11,542)	(10,095)
Fair value of plan assets, end of year	90,345	81,262	77,813
Funded status, end of year	(124,460)	(121,141)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Change in benefit obligations:
Projected benefit obligation, beginning of year	102,784	97,299
Service cost	3,585	3,478	3,256
Interest cost	1,891	1,897	1,849
Actuarial (gain) loss	10,844	2,104
Internal adjustment due to transfer of employees within the NTT group	(487)	(630)
Other	71	211
Benefit payments	(1,749)	(1,575)
Projected benefit obligation, end of year	116,939	102,784	97,299
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	63,864	62,942
Actual return on plan assets	7,439	1,469
Employer contributions	841	834
Employee contributions	420	416	413
Internal adjustment due to transfer of employees within the NTT group	(651)	(433)
Other	71	211
Benefit payments	(1,749)	(1,575)
Fair value of plan assets, end of year	70,235	63,864	62,942
Funded status, end of year	¥ (46,704)	¥ (38,920)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss), NTT CDBP (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (44,927)	¥ (43,242)
Prior service cost, net	8,685	10,583
Total	(36,929)	(33,469)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	(22,983)	(19,132)
Prior service cost, net	356	712
Total	¥ (22,627)	¥ (18,420)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 214,724	¥ 202,346
Fair value of plan assets	90,207	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	208,457	196,454
Fair value of plan assets	90,207	81,159
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	116,939	102,784
Fair value of plan assets	70,235	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	90,561	81,749
Fair value of plan assets	¥ 70,115	¥ 63,782

Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,879	¥ 9,491	¥ 9,244
Interest cost on projected benefit obligation	3,789	3,831	3,894
Expected return on plan assets	(1,617)	(1,569)	(1,714)
Amortization of prior service cost	(1,898)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,667	1,644	1,497
Net periodic pension cost	11,943	11,615	11,139
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,585	3,478	3,256
Interest cost on projected benefit obligation	1,891	1,897	1,849
Expected return on plan assets	(1,523)	(1,519)	(1,583)
Amortization of prior service cost	(356)	(357)	(357)
Amortization of actuarial gains and losses	1,077	1,024	326
Contribution from employees	(420)	(416)	(413)
Net periodic pension cost	¥ 4,254	¥ 4,107	¥ 3,078

Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 8,041	¥ 4,209	¥ 10,755
Amortization of prior service cost	2,271	2,275	2,274
Amortization of actuarial gains and losses	(2,812)	(2,713)	(1,932)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	4,928	2,154	7,040
Amortization of prior service cost	356	357	357
Amortization of actuarial gains and losses	(1,077)	(1,024)	(326)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 4,207	¥ 1,487	¥ 7,071

Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%
Long-term rate of salary increases	2.90%	2.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%
Long-term rate of salary increases	3.90%	3.30%

Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%	2.10%
Long-term rate of salary increases	2.90%	2.90%	2.20%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.30%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%	2.10%
Long-term rate of salary increases	3.30%	3.30%	3.40%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%

Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 90,345	¥ 81,262	¥ 77,813
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	25,739	23,079
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,685	5,289
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	204	255
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,019	8,476
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,883	6,030
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,191	2,199
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	42,980	42,741
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	625	751
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,973	22,257
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,472	5,208
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14	19
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,015	8,476
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,881	6,030
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	45,178	36,323
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	766	822
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,846	7,052
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	3,213	81
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	190	236
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	816	703
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	691	679
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	901	837
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	558	498
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	10,028	9,444
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6	1
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,187	2,198
Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,185	2,198
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	70,235	63,864	62,942
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,192	4,439
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	517	417
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,738	18,298
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,859	5,810
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,676	4,325
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	119	173
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,037	13,718
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,499	7,731
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,637	1,383
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,041	973
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,193	1,055
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,018	883
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,441	4,329
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	268	330
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	43,243	43,800
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	517	417
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,122	17,647
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,079	4,279
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4	9
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,028	13,717
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,493	7,731
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	26,719	19,734
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Pooled Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,192	4,439
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	616	651
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,859	5,810
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,597	46
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	115	164
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9	1
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,637	1,383
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,041	973
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,193	1,055
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,018	883
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,441	4,329
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	0
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	273	330
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6	0
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 267	¥ 330

Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	66,691
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	1,832
2015	2,196
2016	2,346
2017	2,470
2018	2,574
2019-2023	¥ 13,952

Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 337,571	¥ 402,534	¥ 337,837
Equity in net income (losses) of affiliates	(11,943)	(10,736)	(5,031)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	38,718	(279)	(8,509)
Less: Reclassification of realized gains and losses included in net income	3,781	1,396	4,827
Unrealized gains (losses) on cash flow hedges	25	14	2
Less: Reclassification of realized gains and losses included in net income
Foreign currency translation adjustment	15,350	(18,713)	(12,523)
Less: Reclassification of realized gains and losses included in net income	86	2,021	245
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,872)	(1,463)	(4,388)
Prior service cost arising during period, net		(50)	33
Less: Amortization of prior service cost	(813)	(928)	(928)
Less: Amortization of actuarial gains and losses	1,007	1,107	788
Less: Amortization of transition obligation	45	53	61
Total income taxes	¥ 380,955	¥ 374,956	¥ 312,414

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate Tax	28.00%	30.00%	30.00%
Corporate Inhabitant Tax	5.00%	6.00%	6.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	38.10%	40.80%	40.80%
Actual effective income tax rate	40.10%	45.90%	40.40%
Decrease in net deferred tax assets due to expected tax rate changes	¥ 36,454
Future taxable income	88,927
Increase in valuation allowance	17,478	8,342	1,081
Consumption Tax Rate	5.00%
Tax rate for April 1, 2015 and thereafter
Income Taxes [Line Items]
Statutory income tax rate	35.80%
Tax rate for April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate	38.10%
New Corporate Tax Law
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes	¥ 36,582

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	38.10%	40.80%	40.80%
Expenses not deductible for tax purposes	0.40%	0.40%	0.10%
Research and other credits	(0.90%)	(0.70%)	(0.80%)
Change in valuation allowance	1.40%	0.90%	0.10%
Effect of enacted changes in tax laws and rates	0.30%	4.70%
Effect of consolidation of affiliates	0.30%
Other	0.50%	(0.20%)	0.20%
Actual effective income tax rate	40.10%	45.90%	40.40%

Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 74,683	¥ 92,289
Property, plant and equipment and intangible assets	72,658	77,434
Liability for employees' retirement benefits	60,874	56,603
Investments in affiliates	49,871	64,717
Operating loss carryforwards	24,844	8,717
Marketable securities and other investments	22,377	10,609
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	16,769	20,794
Compensated absences	11,780	12,160
Accrued enterprise tax	11,270	11,609
Accrued bonus	7,145	7,019
Inventories	6,316	6,706
Accrued commissions to agent resellers	5,913	4,870
Asset retirement obligations	3,762	7,825
Other	16,055	18,040
Sub-total deferred tax assets	384,317	399,392
Less: Valuation allowance	(28,158)	(10,680)
Total deferred tax assets	356,159	388,712
Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	47,543	5,043
Identifiable intangible assets	7,555	4,227
Other	462	784
Total deferred tax liabilities	55,560	10,054
Net deferred tax assets	¥ 300,599	¥ 378,658

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 70,784	¥ 76,858
Deferred tax assets (Non-current investments and other assets)	239,015	303,556
Other current liabilities	(4)
Other long-term liabilities	(9,196)	(1,756)
Net deferred tax assets	¥ 300,599	¥ 378,658

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 2,680
6 to 20 years	68,628
Indefinite periods	17,619
Total	¥ 88,927

Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 8,419	¥ 12,359
Less: Accumulated depreciation and amortization	(5,598)	(9,266)
Total	¥ 2,821	¥ 3,093

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Capital Lease Obligations [Line Items]
2014	¥ 2,060
2015	1,458
2016	950
2017	562
2018	215
Thereafter	16
Total minimum lease payments	5,261
Less: Amount representing interest	(307)
Present value of net minimum lease payments	4,954
Less: Amounts representing estimated executory costs	(762)
Net minimum lease payments	4,192
Less: Current obligation	(1,611)
Long-term capital lease obligations	¥ 2,581

Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 2,994
2015	2,876
2016	2,860
2017	2,320
2018	2,051
Thereafter	7,607
Total minimum rent payments	¥ 20,708

Total Rent Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Rent Expense [Line Items]
Rent expense	¥ 74,636	¥ 69,782	¥ 62,666

Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 125,892	¥ 115,922
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	33,459
Commitments outstanding with related parties	4,255
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	62,592
Commitments outstanding with related parties	0
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	12,148
Commitments outstanding with related parties	¥ 563

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 356,547	¥ 115,999
Liabilities measured at fair value	369	1,097
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	62,076	51,808
Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	294,435	64,161
Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	29	30
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,097
Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		1
Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,096
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Level 1 | Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	62,076	51,808
Level 1 | Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	294,435	64,161
Level 1 | Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	29	30
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Liabilities measured at fair value	369	1,097
Level 2 | Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Level 2 | Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,097
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		1
Level 2 | Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	¥ 369	¥ 1,096

Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements [Line Items]
Impairment losses of goodwill	¥ (7,281)	¥ (6,310)
Impairment of long-lived assets		(706)
Fair Value, Measurements, Nonrecurring
Assets:
Goodwill		3,897
Long-lived assets		353
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Goodwill		3,897
Long-lived assets		¥ 353

Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Assets:
Impairment of investments in affiliates	¥ (16,636)
Impairment losses of goodwill	(7,281)	(6,310)
Impairment of long-lived assets		(706)
Discounted Cash Flow Method
Assets:
Receivables held for sale	779,042
Investments in affiliates	132,010
Goodwill	7,855
Long-lived assets
Impairment of receivables held for sale	(8,620)
Impairment of investments in affiliates	(25,913)
Impairment losses of goodwill	(7,281)
Impairment of long-lived assets	(452)
Level 1 | Discounted Cash Flow Method
Assets:
Long-lived assets
Level 2 | Discounted Cash Flow Method
Assets:
Receivables held for sale	779,042
Long-lived assets
Level 3 | Discounted Cash Flow Method
Assets:
Investments in affiliates	132,010
Goodwill	7,855
Long-lived assets

Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3 (Detail) (Level 3, Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Investments in affiliates | Discounted Cash Flow Method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	132,010
Investments in affiliates | Discounted Cash Flow Method | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average cost of capital, input value	11.30%
Investments in affiliates | Discounted Cash Flow Method | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average cost of capital, input value	15.90%
Goodwill | Discounted Cash Flow Method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	7,855
Weighted average cost of capital, input value	9.50%
Long Lived Assets | Relief-from-royalty method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Royalty rate, input value	1.50%

Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Other receivables
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 240,205
Receivables held for sale
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 779,042

Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 241,459	¥ 255,947
Long term debt, Fair value	¥ 252,220	¥ 267,157

Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 55,898	¥ 9,820
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	842	713
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 55,056	¥ 9,107

Locations and Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 7
Derivatives in fair value hedging relationships | Foreign exchange risk management | Foreign exchange forward contracts | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	7
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	369	1,097
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		1
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	20	742
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 349	¥ 354

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative			¥ (1,232)		¥ (2,065)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative			(1,232)	[1]	(2,065)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(389)		(28)		(1,505)
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(487)	[1]	36	[1]	(517)	[1]
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(6)	[1]	82	[1]	71	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ 104	[1]	¥ (146)	[1]	¥ (1,059)	[1]

[1]	"Other, net" was included in "Other income (expense)."

Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 9,830		¥ 7,820
Provision	2,174		7,313
Charge-offs	(5,577)		(5,303)
Other deductions	(2,239)	[1]
Allowance for doubtful accounts, ending balance	4,188		9,830
Ending balance: collectively evaluated for impairment	3,757		9,471
Ending balance: individually evaluated for impairment	431		359
Financing receivables, Ending balance	446,812		514,604
Ending balance: collectively evaluated for impairment	446,152		514,111
Ending balance: individually evaluated for impairment	660		493
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	6,107		4,504
Provision	785		4,719
Charge-offs	(3,306)		(3,116)
Other deductions	(2,239)	[1]
Allowance for doubtful accounts, ending balance	1,347		6,107
Ending balance: collectively evaluated for impairment	1,347		6,107
Financing receivables, Ending balance	2,120		316,385
Ending balance: collectively evaluated for impairment	2,120		316,385
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	3,327		3,085
Provision	1,303		2,399
Charge-offs	(2,250)		(2,157)
Allowance for doubtful accounts, ending balance	2,380		3,327
Ending balance: collectively evaluated for impairment	2,380		3,327
Financing receivables, Ending balance	194,607		189,163
Ending balance: collectively evaluated for impairment	194,607		189,163
Receivables Due To Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	240,205
Ending balance: collectively evaluated for impairment	240,205
Other receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	396		231
Provision	86		195
Charge-offs	(21)		(30)
Allowance for doubtful accounts, ending balance	461		396
Ending balance: collectively evaluated for impairment	30		37
Ending balance: individually evaluated for impairment	431		359
Financing receivables, Ending balance	9,880		9,056
Ending balance: collectively evaluated for impairment	9,220		8,563
Ending balance: individually evaluated for impairment	¥ 660		¥ 493

[1]	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.

Financial Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 268,778
Reclassified receivables held for sale	504,170
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	44,901
Reclassified receivables held for sale	¥ 4,864

Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 25,080		¥ 19,139		¥ 19,680
Charged to expenses	(463)		17,224		13,745
Written-off	(12,688)		(11,283)		(14,286)
Other	(2,239)	[1]
Balance at end of year	9,690		25,080		19,139
Valuation Allowance For Receivables Held For Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to expenses	9,079
Balance at end of year	9,079
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	10,680		2,338		1,257
Additions	17,502	[2]	8,372	[2]	1,090	[2]
Deductions	(24)		(30)		(9)
Balance at end of year	¥ 28,158		¥ 10,680		¥ 2,338

[1]	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO's "receivables for mobile communications services".
[2]	Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired through business combinations.